UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08234

TIFF Investment Program
(Exact name of registrant as specified in charter)

170 N. Radnor Chester Road, Suite 300, Radnor, PA	19087
(Address of principal executive offices)	(Zip code)

Richard J. Flannery, President and Chief Executive Officer 170 N. Radnor Chester Road, Suite 300, Radnor, PA 19087
(Name and address of agent for service)

Registrant's telephone number, including area code:	(610) 684-8000

Date of fiscal year end:	12/31/2017

Date of reporting period:	09/30/2017

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2017 is filed herewith.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

Investments — 96.5% of net assets

Common Stocks — 47.7%

US Common Stocks — 16.5%

Aerospace & Defense — 0.4%
DigitalGlobe, Inc. (a)	327,600	$11,547,900
NII Holdings, Inc. (a)	20,432	9,399
Northrop Grumman Corp.	3,366	968,465
Raytheon Co.	1,581	294,983
United Technologies Corp.	3,000	348,240
		13,168,987
Airlines — 0.6%
American Airlines Group, Inc.	58,559	2,780,967
Delta Air Lines, Inc.	407,731	19,660,789
Southwest Airlines Co.	14,083	788,366
United Continental Holdings, Inc. (a)	18,085	1,101,015
		24,331,137
Auto Components — 0.0%
Lear Corp.	3,663	633,992

Automobiles — 0.1%
Ford Motor Co.	49,464	592,084
General Motors Co.	24,947	1,007,360
Thor Industries, Inc.	879	110,675
		1,710,119
Beverages — 0.3%
Dr Pepper Snapple Group, Inc.	25,058	2,216,881
PepsiCo, Inc.	73,719	8,214,508
		10,431,389
Biotechnology — 0.0%
Biogen, Inc. (a)	649	203,215
Gilead Sciences, Inc.	9,443	765,072
Vertex Pharmaceuticals, Inc. (a)	2,335	355,013
		1,323,300
Building Products — 0.2%
Masco Corp.	24,094	939,907
USG Corp. (a)	246,049	8,033,500
		8,973,407

1

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

Capital Markets — 0.1%
Ameriprise Financial, Inc.	3,560	$528,696
Charles Schwab Corp. (The)	16,820	735,707
Morgan Stanley	9,268	446,439
		1,710,842
Chemicals — 0.6%
Calgon Carbon Corp.	197,600	4,228,640
Celanese Corp., Series A	984	102,602
CF Industries Holdings, Inc.	2,957	103,968
DowDuPont, Inc.	4,561	315,758
Eastman Chemical Co.	9,500	859,655
Ingevity Corp. (a)	508	31,735
LyondellBasell Industries NV, Class A	9,913	981,883
Mosaic Co. (The)	413,843	8,934,870
Scotts Miracle-Gro Co. (The), Class A	3,340	325,115
Sherwin-Williams Co. (The)	2,195	785,898
Valvoline, Inc.	315,893	7,407,691
		24,077,815
Commercial Banks — 0.1%
Citizens Financial Group, Inc.	41,991	1,590,199
Huntington Bancshares, Inc.	7,178	100,205
Wells Fargo & Co.	21,871	1,206,186
		2,896,590
Communications Equipment — 0.0%
F5 Networks, Inc. (a)	2,155	259,807
Juniper Networks, Inc.	12,066	335,797
		595,604
Computers & Peripherals — 0.4%
Apple, Inc.	78,903	12,160,530
Diebold Nixdorf, Inc.	2,115	48,328
Hewlett Packard Enterprise Co.	25,355	372,972
HP, Inc.	32,043	639,578
NetApp, Inc.	8,432	368,984
Seagate Technology plc	9,167	304,070
Western Digital Corp.	5,965	515,376
		14,409,838
Construction & Engineering — 0.0%
Fluor Corp.	1,160	48,836
KBR, Inc.	51,284	916,958

2

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

Quanta Services, Inc. (a)	15,583	$582,337
		1,548,131
Consumer Finance — 0.1%
American Express Co.	14,582	1,319,088
Capital One Financial Corp.	13,449	1,138,592
Discover Financial Services	11,917	768,408
FirstCash, Inc.	3,864	244,012
Synchrony Financial	35,368	1,098,176
		4,568,276
Containers & Packaging — 0.0%
WestRock Co.	13,471	764,210

Diversified Consumer Services — 0.0%
Sotheby's (a)	7,652	352,834

Diversified Financial Services — 1.8%
Bank of America Corp.	1,249,440	31,660,810
Citigroup, Inc.	149,133	10,847,934
JPMorgan Chase & Co.	281,037	26,841,844
Leucadia National Corp.	4,826	121,856
Moody's Corp.	923	128,491
		69,600,935
Diversified Telecommunication Services — 0.1%
Level 3 Communications, Inc. (a)	9,196	490,055
Verizon Communications, Inc.	28,588	1,414,820
		1,904,875
Electric Utilities — 0.0%
Entergy Corp.	10,242	782,079
Exelon Corp.	3,688	138,927
		921,006
Electrical Equipment — 0.4%
BWX Technologies, Inc.	169,200	9,478,584
Generac Holdings, Inc. (a)	90,258	4,145,550
		13,624,134
Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	12,471	373,132
FLIR Systems, Inc.	223,800	8,708,058

3

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

Knowles Corp. (a)	529,194	$8,080,793
		17,161,983
Energy Equipment & Services — 0.0%
Halliburton Co.	1,416	65,178

Food & Staples Retailing — 0.4%
Costco Wholesale Corp.	11,667	1,916,772
Kroger Co. (The)	135,183	2,711,771
Wal-Mart Stores, Inc.	152,223	11,894,705
		16,523,248
Food Products — 0.0%
Bunge, Ltd.	2,651	184,138
Conagra Brands, Inc.	8,067	272,180
Hain Celestial Group, Inc. (The) (a)	3,044	125,261
Hershey Co. (The)	7,399	807,749
Simply Good Foods Co. (The) (a)	1	12
Tyson Foods, Inc., Class A	1,885	132,798
		1,522,138
Health Care Equipment & Supplies — 1.1%
Baxter International, Inc.	14,643	918,848
CR Bard, Inc.	42,788	13,713,554
IDEXX Laboratories, Inc. (a)	85,584	13,307,456
Stryker Corp.	89,071	12,649,864
		40,589,722
Health Care Providers & Services — 0.2%
Aetna, Inc.	5,485	872,170
Anthem, Inc.	2,373	450,585
Centene Corp. (a)	1,547	149,703
Express Scripts Holding Co. (a)	6,092	385,745
Laboratory Corp. of America Holdings (a)	4,449	671,666
Patterson Companies, Inc.	143,700	5,554,005
Quest Diagnostics, Inc.	7,826	732,827
		8,816,701
Hotels, Restaurants & Leisure — 0.7%
Caesars Entertainment Corp. (a)	614,055	8,197,634
Carnival Corp.	9,789	632,076
ILG, Inc.	2,994	80,030
Las Vegas Sands Corp.	3,224	206,852
Marriott International Inc., Class A	112,643	12,420,017
McDonald's Corp.	6,768	1,060,410
MGM Resorts International	46,023	1,499,890
Papa John's International, Inc.	2,393	174,856

4

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

Royal Caribbean Cruises, Ltd.	2,808	$332,860
Wyndham Worldwide Corp.	534	56,289
Yum China Holdings, Inc. (a)	6,008	240,140
		24,901,054
Household Durables — 0.0%
Mohawk Industries, Inc. (a)	1,748	432,648
TopBuild Corp. (a)	923	60,152
Whirlpool Corp.	919	169,500
		662,300
Household Products — 0.2%
Colgate-Palmolive Co.	84,238	6,136,738

Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The)	51,500	567,530

Industrial Conglomerates — 0.2%
3M Co.	43,077	9,041,862

Insurance — 0.2%
Aflac, Inc.	6,983	568,346
Allstate Corp. (The)	10,020	920,938
American International Group, Inc.	32,764	2,011,382
Berkshire Hathaway, Inc., Class B (a)	8,022	1,470,593
Lincoln National Corp.	11,278	828,708
Loews Corp.	3,533	169,089
Markel Corp. (a)	400	427,192
MBIA, Inc. (a)	128,850	1,120,995
Prudential Financial, Inc.	8,845	940,401
Unum Group	16,292	833,010
		9,290,654
Internet & Catalog Retail — 0.4%
Amazon.com, Inc. (a)	14,496	13,935,729
Liberty Expedia Holdings, Inc., Class A (a)	336	17,845
Liberty Interactive Corp. QVC Group, Class A (a)	13,603	320,623
Liberty TripAdvisor Holdings, Inc., Class A (a)	6,256	77,261
Liberty Ventures, Series A (a)	1,545	88,915
Priceline.com, Inc. (a)	1,113	2,037,703
TripAdvisor, Inc. (a)	4,366	176,954
		16,655,030
Internet Software & Services — 0.9%
Alphabet, Inc., Class A (a)	13,265	12,916,396
Alphabet, Inc., Class C (a)	2,598	2,491,768
ChannelAdvisor Corp. (a)	237,502	2,731,273

5

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

CommerceHub, Inc., Series A (a)	464	$10,472
CommerceHub, Inc., Series C (a)	928	19,813
eBay, Inc. (a)	33,719	1,296,833
Facebook, Inc., Class A (a)	71,565	12,228,311
Pandora Media, Inc. (a)	314,441	2,421,195
VeriSign, Inc. (a)	8,407	894,421
		35,010,482
IT Services — 0.9%
Alliance Data Systems Corp.	928	205,598
Automatic Data Processing, Inc.	97,278	10,634,431
Cognizant Technology Solutions Corp., Class A	6,019	436,618
CoreLogic, Inc. (a)	10,102	466,915
DXC Technology Co.	4,806	412,739
EPAM Systems, Inc. (a)	5,965	524,503
Fiserv, Inc. (a)	2,720	350,771
Gartner, Inc. (a)	3,640	452,852
Genpact, Ltd.	4,963	142,686
Hackett Group, Inc. (The)	23,766	361,006
Mastercard, Inc., Class A	555	78,366
PayPal Holdings, Inc. (a)	112,034	7,173,537
Visa, Inc., Class A	109,707	11,545,565
		32,785,587
Leisure Equipment & Products — 0.1%
Acushnet Holdings Corp.	185,600	3,296,256
Hasbro, Inc.	20,529	2,005,067
		5,301,323
Life Sciences Tools & Services — 0.4%
Bio-Rad Laboratories, Inc., Class A (a)	1,963	436,218
PerkinElmer, Inc.	48,350	3,334,699
Waters Corp. (a)	61,307	11,005,833
		14,776,750
Machinery — 0.1%
Cummins, Inc.	4,048	680,185
Graco, Inc.	2,778	343,611
Lindsay Corp.	29,382	2,700,206
		3,724,002
Marine — 0.0%
Kirby Corp. (a)	1,508	99,453
Scorpio Bulkers, Inc. (a)	20,821	146,788
		246,241

6

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

Media — 1.0%
AMC Networks, Inc., Class A (a)	159,400	$9,320,118
CBS Corp., Class B	70,300	4,077,400
Charter Communications, Inc., Class A (a)	607	220,596
Comcast Corp., Class A	24,146	929,138
Discovery Communications, Inc., Series A (a)	15,616	332,465
Iheartmedia, Inc. (a)	13,262	20,556
Liberty Braves Group, Class A (a)	403	10,224
Liberty Braves Group, Class C (a)	812	20,519
Liberty Broadband Corp., Class A (a)	472	44,453
Liberty Broadband Corp., Class C (a)	1,963	187,074
Liberty Media Group, Class A (a)	1,095	39,957
Liberty Media Group, Class C (a)	1,261	48,031
Liberty SiriusXM Group, Class A (a)	5,526	231,539
Liberty SiriusXM Group, Class C (a)	6,108	255,742
Lions Gate Entertainment Corp., Class A (a)	116,097	3,883,445
Lions Gate Entertainment Corp., Class B (a)	233,831	7,433,487
Live Nation Entertainment, Inc. (a)	204,113	8,889,121
News Corp., Class A	28,433	377,022
Tribune Media Co., Class A	6,179	252,474
tronc, Inc. (a)	1,105	16,056
Walt Disney Co. (The)	11,711	1,154,353
		37,743,770
Metals & Mining — 0.2%
Compass Minerals International, Inc.	80,009	5,192,584
Freeport-McMoRan, Inc. (a)	18,636	261,649
Royal Gold, Inc.	32,825	2,824,263
Southern Copper Corp.	5,998	238,481
		8,516,977
Multi-Utilities — 0.0%
CenterPoint Energy, Inc.	4,457	130,189
Public Service Enterprise Group, Inc.	12,832	593,480
		723,669
Oil, Gas & Consumable Fuels — 0.5%
Anadarko Petroleum Corp.	4,314	210,739
Andeavor	6,176	637,054
Apache Corp.	1,931	88,440
Chevron Corp.	4,511	530,043
Cloud Peak Energy, Inc. (a)	491,479	1,798,813
ConocoPhillips	7,789	389,839
CONSOL Energy, Inc. (a)	40,841	691,847
Exxon Mobil Corp.	4,549	372,927
Marathon Oil Corp.	253,846	3,442,152
Marathon Petroleum Corp.	13,171	738,630
Southwestern Energy Co. (a)	20,512	125,328

7

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

Valero Energy Corp.	11,280	$867,770
WPX Energy, Inc. (a)	687,600	7,907,400
		17,800,982
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp. (a)	4,690	127,005

Personal Products — 0.0%
Coty, Inc., Class A	3,377	55,822

Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co.	4,011	255,661
Catalent, Inc. (a)	82,200	3,281,424
Eli Lilly & Co.	6,096	521,452
Johnson & Johnson	78,745	10,237,638
Merck & Co., Inc.	20,302	1,299,937
Pfizer, Inc.	41,156	1,469,269
Zoetis, Inc.	1,146	73,069
		17,138,450
Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	70,800	8,241,828
Verisk Analytics, Inc. (a)	3,462	288,004
		8,529,832
Real Estate — 0.1%
CBRE Group, Inc., Class A (a)	71,445	2,706,337

Real Estate Investment Trusts (REITs) — 0.0%
Host Hotels & Resorts, Inc.	25,430	470,201
SL Green Realty Corp.	6,107	618,761
		1,088,962
Road & Rail — 0.1%
Avis Budget Group, Inc. (a)	3,747	142,611
Hertz Global Holdings, Inc. (a)	1,248	27,905
J.B. Hunt Transport Services, Inc.	6,066	673,811
Kansas City Southern	2,549	277,025
Union Pacific Corp.	6,122	709,969
		1,831,321
Semiconductors & Semiconductor Equipment — 0.7%
Applied Materials, Inc.	21,195	1,104,048
Broadcom, Ltd.	269	65,243
Entegris, Inc. (a)	391,325	11,289,726
Intel Corp.	39,017	1,485,767

8

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

KLA-Tencor Corp.	5,635	$597,310
Lam Research Corp.	3,328	615,813
Micron Technology, Inc. (a)	43,908	1,726,902
Texas Instruments, Inc.	1,968	176,411
Veeco Instruments, Inc. (a)	7,580	162,212
Versum Materials, Inc.	239,130	9,283,027
		26,506,459
Software — 0.9%
Activision Blizzard, Inc.	8,189	528,272
CA, Inc.	7,165	239,167
Cadence Design Systems, Inc. (a)	14,008	552,896
Citrix Systems, Inc. (a)	5,412	415,750
Electronic Arts, Inc. (a)	2,348	277,205
FireEye, Inc. (a)	796,800	13,362,336
Intuit, Inc.	21,256	3,021,328
Microsoft Corp.	180,647	13,456,395
Synopsys, Inc. (a)	10,164	818,507
		32,671,856
Specialty Retail — 0.4%
Advance Auto Parts, Inc.	828	82,138
Bed Bath & Beyond, Inc.	12,733	298,843
Best Buy Co., Inc.	4,207	239,631
Home Depot, Inc. (The)	890	145,568
Lowe's Companies, Inc.	12,849	1,027,149
Tractor Supply Co.	10,531	666,507
Urban Outfitters, Inc. (a)	520,500	12,439,950
		14,899,786
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc.	13,517	333,059
Ralph Lauren Corp.	3,894	343,801
		676,860
Thrifts & Mortgage Finance — 0.0%
Fannie Mae (a)	9,039	26,981

Tobacco — 0.3%
Altria Group, Inc.	15,707	996,138
Philip Morris International, Inc.	89,768	9,965,146
		10,961,284
Trading Companies & Distributors — 0.1%
Herc Holdings, Inc. (a)	415	20,389
NOW, Inc. (a)	205,357	2,835,980

9

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

United Rentals, Inc. (a)	1,776	$246,402
		3,102,771
Total US Common Stocks (Cost $521,847,089)		626,435,068

Foreign Common Stocks — 31.2%

Australia — 0.4%
ALS, Ltd.	72,925	448,363
Alumina, Ltd.	152,912	264,775
Asaleo Care, Ltd.	163,356	198,701
BHP Billiton, Ltd.	9,395	189,939
BlueScope Steel, Ltd.	26,104	224,867
Brambles, Ltd.	21,469	152,054
Caltex Australia, Ltd.	5,442	137,436
carsales.com, Ltd.	27,399	276,710
Cleanaway Waste Management, Ltd.	357,728	387,288
Coca-Cola Amatil, Ltd.	50,938	309,446
DuluxGroup, Ltd.	21,956	120,889
Fairfax Media, Ltd.	247,226	183,885
GUD Holdings, Ltd.	21,670	185,493
Iluka Resources, Ltd.	30,503	228,115
IPH, Ltd.	28,862	103,078
Metcash, Ltd.	115,621	233,287
Newcrest Mining, Ltd.	542,683	8,917,792
Orica, Ltd.	41,285	642,734
QBE Insurance Group, Ltd. - ASE Shares	7,842	61,946
Santos, Ltd. (a)	19,781	62,734
		13,329,532
Austria — 0.1%
Andritz AG	3,002	173,546
Erste Group Bank AG (a)	4,686	203,039
IMMOFINANZ AG (a)	1,357,766	3,509,303
Oesterreichische Post AG	6,307	291,197
Wienerberger AG	19,433	475,153
		4,652,238
Belgium — 0.1%
Anheuser-Busch InBev SA/NV	11,081	1,324,474
Greenyard NV	3,607	82,463
UCB SA	3,128	222,841
		1,629,778
Bermuda — 0.0%
Golar LNG, Ltd.	5,876	132,857
Signet Jewelers, Ltd.	2,675	178,021
		310,878

10

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

Brazil — 0.3%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	179,900	$752,625
CCR SA	15,155	84,743
Centrais Eletricas Brasileiras SA (a)	450,300	2,809,443
Cia Paranaense de Energia - SPADR	17,893	158,532
Estacio Participacoes SA	56,100	548,929
Localiza Rent a Car SA	14,611	266,233
Magnesita Refratarios SA	18,447	236,474
Minerva SA	133,247	471,202
MRV Engenharia e Participacoes SA	32,639	141,803
Odontoprev SA	42,499	207,050
Petroleo Brasileiro SA (a)	41,343	206,379
Porto Seguro SA	13,263	157,750
Portobello SA	30,100	48,470
Ser Educacional SA (b)	10,600	104,422
SLC Agricola SA	315,000	2,456,625
Sul America SA (UNIT)	9,884	55,831
Tegma Gestao Logistica SA	25,169	160,527
Tupy SA	39,593	222,520
WEG SA	25,245	170,577
		9,260,135
Canada — 2.1%
Aimia, Inc.	10,605	20,993
Air Canada (a)	8,990	189,058
Altius Minerals Corp.	8,119	77,497
Barrick Gold Corp. - NYSE Shares	186,175	2,995,556
Bear Creek Mining Corp. (a)	478,091	785,483
Cameco Corp.	834,641	8,070,978
Canadian Natural Resources, Ltd. - NYSE Shares	12,387	414,869
Centerra Gold, Inc.	725,899	5,113,727
Denison Mines Corp. (a)	2,041,459	948,945
Dundee Corp., Class A (a)	405,126	1,038,993
Dundee Precious Metals, Inc. (a)	644,250	1,394,089
Fairfax Financial Holdings, Ltd.	911	474,085
First Quantum Minerals Ltd.	8,787	98,662
Fission Uranium Corp. (a)	2,159,500	1,107,658
Gabriel Resources, Ltd. (a)	1,962,000	542,489
Goldcorp., Inc.	137,227	1,778,462
IMAX Corp. (a)	140,800	3,189,120
Imperial Oil, Ltd.	16,153	516,016
Ivanhoe Mines, Ltd., Class A (a)	495,986	1,578,092
Kinross Gold Corp. - NYSE Shares (a)	1,085,970	4,604,513
Kinross Gold Corp. - TSX Shares (a)	101,390	429,856
Lundin Gold, Inc. (a)	849,667	3,466,083
Magna International, Inc.	8,859	472,893
MEG Energy Corp. (a)	1,666,507	7,332,497
New Gold, Inc. (a)	719,765	2,670,328
NexGen Energy, Ltd. (a)	785,520	1,743,851
Northern Dynasty Minerals, Ltd. - TSX Shares (a)	2,256,947	4,051,742
NOVAGOLD Resources, Inc. (a)	201,971	832,121

11

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

Onex Corp.	3,391	$261,687
PrairieSky Royalty, Ltd.	179	4,581
Rogers Communications, Inc., Class B	20,982	1,081,933
Seabridge Gold, Inc. (a)	229,616	2,806,367
Sprott, Inc.	2,586,058	4,373,138
Suncor Energy, Inc.	17,583	616,233
Tahoe Resources, Inc.	351,863	1,849,907
Teck Resources, Ltd., Class B	9,088	191,666
Turquoise Hill Resources, Ltd. (a)	1,233,341	3,823,357
Uranium Participation Corp. (a)	1,643,208	4,648,787
Wheaton Precious Metals Corp.	223,505	4,266,710
		79,863,022
Chile — 0.0%
Antofagasta plc	82,477	1,049,157
CAP SA	9,825	102,694
Inversiones La Construccion SA	16,295	254,844
		1,406,695
China — 6.4%
361 Degrees International, Ltd.	419,340	184,243
Agile Property Holdings, Ltd.	647,722	950,718
Ajisen China Holdings, Ltd.	168,000	76,394
Alibaba Group Holding, Ltd. (a)	69,100	11,934,261
Aluminum Corp. of China, Ltd., Class H (a)	107,415	95,597
Anhui Conch Cement Co., Ltd., Class A	889,609	3,348,024
Anhui Conch Cement Co., Ltd., Class H	35,320	141,287
Anhui Zhongding Sealing Parts Co., Ltd., Class A	181,900	570,034
Asia Plastic Recycling Holding, Ltd.	1,879	804
Baidu, Inc. - SPADR (a)	4,260	1,055,159
Bank of China, Ltd., Class A	6,876,800	4,268,577
Bank of Chongqing Co., Ltd., Class H	262,500	214,010
Baozun, Inc. - ADR (a)	182,000	5,962,320
Beijing Capital Land, Ltd., Class H	380,000	212,616
Beijing Originwater Technology Co., Ltd., Class A	17,505	47,467
Changgang Dunxin Enterprise Co., Ltd. (a) (c)	4,640,000	77,219
China Construction Bank Corp., Class A	7,049,315	7,397,981
China Construction Bank Corp., Class H	171,744	143,102
China CYTS Tours Holding Co., Ltd., Class A	1,560,353	5,036,765
China Eastern Airlines Corp., Ltd., Class H	370,000	182,412
China Fortune Land Development Co., Ltd., Class A	659,471	3,084,405
China International Travel Service Corp., Ltd., Class A	274,626	1,425,656
China Jushi Co., Ltd., Class A	351,600	606,671
China Lilang, Ltd.	140,000	116,728
China Mengniu Dairy Co., Ltd. (a)	123,000	345,346
China Merchants Bank Co., Ltd., Class A	1,455,445	5,608,127
China Merchants Bank Co., Ltd., Class H	1,633,000	5,761,564
China National Materials Co., Ltd., Class H	472,722	266,340
China Pacific Insurance Group Co., Ltd., Class H	731,200	3,161,549
China Pioneer Pharma Holdings, Ltd.	556,809	185,435
China Resources Beer Holdings Co., Ltd.	118,352	320,985

12

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

China Shineway Pharmaceutical Group, Ltd.	197,690	$176,184
China Suntien Green Energy Corp, Ltd., Class H	844,000	210,244
China Vanke Co., Ltd., Class H	862,200	2,840,242
China Yongda Automobiles Services Holdings, Ltd., Series C	192,000	259,929
China Yurun Food Group, Ltd. (a)	4,853,000	578,512
Consun Pharmaceutical Group, Ltd.	207,110	174,420
Ctrip.com International, Ltd. - ADR (a)	2,448	129,108
GoerTek, Inc., Class A	853,173	2,600,026
Goodbaby International Holdings, Ltd.	28,000	15,472
Grandblue Environment Co., Ltd., Class A	1,676,518	3,666,795
Great Wall Motor Co., Ltd., Class H (c)	2,598,000	3,217,081
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,203,701	12,573,617
Guangdong Provincial Expressway Development Co., Ltd., Class B	153,944	139,967
Guangshen Railway Co., Ltd., Class H	4,004,000	2,350,242
Guangzhou Baiyun International Airport Co., Ltd., Class A	2,108,589	4,159,751
Guangzhou R&F Properties Co., Ltd., Class H	116,000	271,105
Haitian International Holdings, Ltd.	172,454	497,123
Haitong Securities Co., Ltd., Class H	642,200	1,041,342
Hangzhou Robam Appliances Co., Ltd., Class A	128,607	818,028
Harbin Electric Co., Ltd., Class H	331,548	158,316
Henan Shuanghui Investment & Development Co., Ltd., Class A	326,600	1,224,258
Hengan International Group Co., Ltd.	25,988	240,628
Hisense Kelon Electrical Holdings Co., Ltd., Class H	510,890	563,701
Hongfa Technology Co., Ltd., Class A	205,384	1,285,524
Hua Hong Semiconductor, Ltd. (b)	1,224,096	1,655,328
Huadong Medicine Co., Ltd., Class A	303,193	2,241,048
Huaxin Cement Co., Ltd., Class B	186,806	238,927
Huayu Automotive Systems Co., Ltd., Class A	531,917	1,806,416
Industrial Bank Co., Ltd., Class A	1,679,772	4,378,130
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,680,864	6,959,839
Inner Mongolia Yitai Coal Co., Ltd., Class B	420,473	631,148
JA Solar Holdings Co., Ltd. - ADR (a)	16,608	126,553
JD.com, Inc. - ADR (a)	92,433	3,530,941
Jiangsu Hengrui Medicine Co., Ltd., Class A	440,972	3,981,608
Johnson Electric Holdings, Ltd.	22,232	84,987
Kweichow Moutai Co., Ltd., Class A	92,947	7,241,073
Leoch International Technology, Ltd.	605,148	123,478
Li Ning Co., Ltd. (a)	429,541	383,999
Livzon Pharmaceutical Group, Inc.	229,430	1,752,117
LONGi Green Energy Technology Co., Ltd.	731,910	3,246,545
Lonking Holdings, Ltd.	1,035,344	438,265
Midea Group Co., Ltd., Class A	47,760	318,433
Minth Group, Ltd.	316,000	1,658,600
NetEase, Inc. - ADR	2,331	614,941
New China Life Insurance Co., Ltd., Class A	288,693	2,467,444
New China Life Insurance Co., Ltd., Class H	86,900	492,671
New Oriental Education & Technology Group, Inc. - SPADR	35,400	3,124,404
Noah Holdings, Ltd. - ADR (a)	4,661	149,665
NVC Lighting Holding, Ltd.	6,484,000	771,476
Ping An Insurance Group Co. of China, Ltd., Class A	659,054	5,374,359
Ping An Insurance Group Co. of China, Ltd., Class H	1,573,500	12,140,853
Poly Real Estate Group Co., Ltd., Class A	3,178,506	4,982,349
Powerlong Real Estate Holdings, Ltd.	347,431	177,328

13

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

SAIC Motor Corp., Ltd., Class A	556,631	$2,535,426
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	400,090	284,367
Shanghai International Airport Co., Ltd., Class A	172,414	986,825
Shanghai Prime Machinery Co., Ltd., Class H	227,806	48,146
Shenzhou International Group Holdings, Ltd.	1,501,835	11,823,078
Sino-Ocean Group Holding, Ltd.	789,408	530,696
Sinotrans, Ltd.	115,000	58,642
Sinotruk Hong Kong, Ltd.	339,063	473,244
Songcheng Performance Deve, Class A	191,700	540,403
TAL Education Group - ADR	476,052	16,047,713
Tencent Holdings, Ltd.	704,400	30,452,723
Tianneng Power International, Ltd.	310,000	321,086
Tingyi Cayman Islands Holding Corp.	531,746	801,180
TravelSky Technology, Ltd., Class H	44,000	114,744
Tsingtao Brewery Co., Ltd., Class H	62,600	240,267
Vipshop Holdings, Ltd. - ADR (a)	22,116	194,400
Want Want China Holdings, Ltd.	464,529	326,487
Weiqiao Textile Co., Ltd., Class H (a)	199,885	105,935
Wuliangye Yibin Co., Ltd., Class A	139,823	1,206,129
Xiabuxiabu Catering Management China Holdings Co., Ltd. (b)	99,200	120,449
Xinjiang Yilite Industry Co., Ltd.	161,400	558,515
Xinyuan Real Estate Co., Ltd. - ADR	17,288	98,196
Yunda Holding Co., Ltd.	19,430	134,787
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	149,906	1,314,812
Zhongsheng Group Holdings, Ltd.	72,500	158,211
		242,542,797
Colombia — 0.0%
Grupo Nutresa SA	4,315	39,438

Cyprus — 0.0%
Hellenic Bank plc (a)	82,361	73,007
TCS Group Holding plc - GDR (d)	76,717	1,262,894
		1,335,901
Czech Republic — 0.0%
Philip Morris CR AS	304	228,992

Denmark — 0.5%
AP Moller - Maersk A/S, Class B	241	457,873
Bang & Olufsen A/S, Class B (a)	16,599	358,569
Carlsberg A/S, Class B	5,988	655,962
Coloplast A/S, Class B	19,513	1,583,677
Danske Bank A/S	4,324	172,927
GN Store Nord (GN Great Nordic) A/S	41,678	1,429,656
ISS A/S	4,162	167,387
Novo Nordisk A/S, Class B	232,060	11,140,820
Vestas Wind Systems A/S	22,485	2,017,880
William Demant Holding A/S (a)	34,649	914,761
		18,899,512

14

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

Finland — 0.3%
Amer Sports Oyj	10,348	$274,749
Kone Oyj, Class B	159,690	8,456,428
Sampo Oyj, Class A	36,641	1,938,043
UPM-Kymmene Oyj	4,915	133,303
Valmet Corp.	3,833	75,415
Wartsila Corp.	5,577	395,273
		11,273,211
France — 1.2%
Airbus SE	10,940	1,041,297
AXA SA	21,351	645,923
BNP Paribas SA	17,599	1,420,122
Edenred SA	17,169	467,192
Electricite de France SA	772,519	9,383,199
Elis SA	12,074	319,723
Eurofins Scientific	1,500	947,951
Groupe Eurotunnel SE	62,416	752,483
Imerys SA	1,056	95,428
JCDecaux SA	7,309	273,539
L'Oreal SA	42,258	8,978,797
Legrand SA	26,296	1,898,619
Neopost SA	7,428	288,672
Peugeot SA	11,412	271,815
Renault SA	1,739	170,858
Rothschild & Co.	3,503	132,506
Sanofi SA	2,472	245,727
Societe BIC SA	1,981	237,498
Societe Generale SA	2,220	129,870
Technicolor SA	20,980	72,413
Teleperformance	2,678	399,804
Thales SA	3,908	442,221
Total SA	5,365	288,548
Vallourec SA (a)	14,324	85,326
Vicat SA	2,324	177,303
Virbac SA (a)	223	32,797
Vivendi SA	620,131	15,704,105
Worldline SA (a) (b)	8,144	345,064
Zodiac Aerospace	23,904	691,201
		45,940,001
Georgia — 0.0%
BGEO Group plc	1,134	49,542

Germany — 1.4%
Adidas AG	3,971	898,280
AURELIUS Equity Opportunities SE & Co KGaA	5,690	373,961
Axel Springer AG	9,382	603,253
BASF SE	12,740	1,355,769
Bayer AG	1,257	171,296

15

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

Bayerische Motoren Werke AG	8,920	$904,867
Brenntag AG	13,524	753,641
Commerzbank AG (a)	6,323	86,016
Continental AG	908	230,464
CTS Eventim AG & Co KGaA	9,638	420,911
Deutsche Bank AG	4,664	80,646
Deutsche Lufthansa AG	249,214	6,924,779
Deutsche Telekom AG	64,091	1,195,701
Deutsche Wohnen AG	131,804	5,597,284
Deutz AG	8,949	72,381
Fielmann AG	2,459	213,087
Fresenius Medical Care AG & Co.	18,432	1,803,892
GEA Group AG	2,914	132,566
Gerresheimer AG	1,469	113,879
Hannover Rueck SE	1,135	136,793
Leoni AG	1,466	97,204
SAP AG	2,546	278,915
Symrise AG	5,097	387,327
TUI AG	38,470	653,260
TUI AG - Xetra Shares	14,470	246,107
Vonovia SE	629,095	26,770,501
Wacker Neuson SE	10,419	345,777
zooplus AG (a)	1,556	262,063
		51,110,620
Greece — 0.1%
Diana Shipping, Inc. (a)	384,856	1,397,027
Ellaktor SA (a)	5,748	10,667
Hellenic Exchanges - Athens Stock Exchange SA Holdings	16,892	97,603
Motor Oil Hellas Corinth Refineries SA	57,854	1,381,914
OPAP SA	11,016	116,531
Piraeus Bank SA (a)	18,418	63,142
Titan Cement Co. SA	2,203	55,812
Tsakos Energy Navigation, Ltd.	471,002	2,114,799
		5,237,495
Hong Kong — 0.7%
AIA Group, Ltd.	55,801	413,837
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	81,534	105,488
Cathay Pacific Airways, Ltd. (a)	1,070,000	1,616,434
CECEP COSTIN New Materials Group, Ltd. (a) (c)	1,736,000	97,783
China Merchants Land, Ltd.	931,683	186,814
China Merchants Port Holdings Co., Ltd.	33,372	103,276
China Resources Cement Holdings, Ltd.	1,058,000	650,894
China Unicom Hong Kong, Ltd. (a)	826,000	1,155,443
CK Hutchison Holdings, Ltd.	75,639	970,698
Dah Chong Hong Holdings, Ltd.	435,543	215,386
Dairy Farm International Holdings, Ltd.	15,900	122,062
Dawnrays Pharmaceutical Holdings, Ltd.	111,989	64,247
Esprit Holdings, Ltd. (a)	1,297,699	726,231
First Pacific Co., Ltd.	244,000	194,748

16

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

Guoco Group, Ltd.	62,000	$933,513
Henderson Land Development Co., Ltd.	54,144	359,738
Hong Kong & Shanghai Hotels, Ltd. (The)	466,489	784,138
Hua Han Health Industry Holdings, Ltd. (a) (c)	7,412,000	502,888
Huabao International Holdings, Ltd.	448,407	277,313
i-Cable Communications, Ltd. (a)	39,752	1,324
Jardine Matheson Holdings, Ltd.	37,919	2,402,699
Jardine Strategic Holdings, Ltd.	37,965	1,642,565
K Wah International Holdings, Ltd.	435,534	262,543
Kingboard Chemical Holdings, Ltd.	190,500	1,011,051
Kingboard Laminates Holdings, Ltd.	481,400	778,121
Midland Holdings, Ltd. (a)	1,057,549	295,366
Midland IC&I, Ltd. (a)	684,453	36,787
New World Development Co., Ltd.	746,515	1,074,772
Pacific Basin Shipping, Ltd. (a)	1,146,422	258,464
PAX Global Technology, Ltd.	3,657,000	1,947,683
Shanghai Industrial Holdings, Ltd.	127,000	385,420
Sino Biopharmaceutical, Ltd.	2,952,000	3,129,525
SmarTone Telecommunications Holdings, Ltd.	524,843	629,316
SSY Group, Ltd.	483,256	222,110
Stella International Holdings, Ltd.	34,480	60,171
Television Broadcasts, Ltd.	185,002	614,886
WH Group, Ltd. (b)	1,608,000	1,712,165
Wheelock & Co., Ltd.	56,688	398,704
		26,344,603
Hungary — 0.0%
OTP Bank plc	9,718	364,666

India — 0.3%
Avanti Feeds, Ltd.	6,982	218,005
Axis Bank, Ltd.	20,931	163,828
Balrampur Chini Mills, Ltd.	168,593	416,437
Bank of Baroda	172,420	365,276
Bharti Airtel, Ltd.	27,187	161,901
Bliss Gvs Pharma, Ltd.	17,422	42,405
Century Enka, Ltd.	26,270	123,972
CESC, Ltd.	50,076	757,353
Cosmo Films, Ltd.	1,510	8,832
Dish TV India, Ltd. (a)	91,414	105,803
GHCL, Ltd.	51,367	165,581
Godfrey Phillips India, Ltd.	4,493	69,387
HCL Technologies, Ltd.	20,063	267,574
ICICI Bank, Ltd.	56,945	242,305
Idea Cellular, Ltd.	221,807	263,008
IDFC, Ltd.	244,313	221,177
Indian Bank	132,264	533,691
Indian Metals & Ferro Alloys, Ltd.	6,588	63,055
Indraprastha Gas, Ltd.	5,964	134,679
IRB Infrastructure Developers, Ltd.	201,424	657,677
Jammu & Kashmir Bank, Ltd. (The) (a)	239,824	271,097
Jindal Poly Films, Ltd.	12,348	69,162

17

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

JK Paper, Ltd.	103,950	$173,684
KEC International, Ltd.	65,230	307,915
Kopran, Ltd. (a)	76,867	80,681
LIC Housing Finance, Ltd.	38,210	367,911
Lincoln Pharmaceuticals, Ltd.	13,602	33,416
Mahindra Holidays & Resorts India, Ltd.	9,504	50,086
Man Industries India, Ltd.	43,575	56,284
Man Infraconstruction, Ltd.	44,919	41,157
Manappuram Finance, Ltd.	228,439	339,942
Merck, Ltd.	1,226	19,603
MOIL, Ltd.	39,325	115,374
MOIL, Ltd. - ENT (c)	24,238	71,111
Multi Commodity Exchange of India, Ltd.	5,114	81,607
National Aluminium Co., Ltd.	256,521	308,273
National Fertilizers, Ltd.	131,177	119,801
NHPC, Ltd.	441,547	183,569
NIIT Technologies, Ltd.	38,173	318,662
Pennar Industries, Ltd. (a)	172,581	158,072
Phillips Carbon Black, Ltd.	22,791	284,186
PNB Gilts, Ltd.	64,630	47,052
Punjab National Bank (a)	210,385	418,957
Radico Khaitan, Ltd.	28,448	73,564
Sarda Energy & Minerals, Ltd.	14,640	93,624
Shriram Transport Finance Co., Ltd.	4,325	70,138
SITI Networks, Ltd. (a)	128,696	50,247
Srikalahasthi Pipes, Ltd.	30,033	137,866
Tamil Nadu Newsprint & Papers, Ltd.	8,313	44,376
Tata Sponge Iron, Ltd.	17,603	231,109
Trident Ltd/India	25,908	38,987
Uflex, Ltd.	35,378	234,335
Vakrangee, Ltd.	9,834	74,399
Vardhman Textiles, Ltd.	4,225	86,332
Vijaya Bank	168,523	141,737
VIP Industries, Ltd.	48,452	186,874
Visaka Industries, Ltd.	8,805	80,522
Wipro, Ltd.	29,575	126,888
WNS Holdings, Ltd. - ADR (a)	2,288	83,512
		10,654,058
Indonesia — 0.0%
Alam Sutera Realty Tbk PT	2,028,400	57,085
Indo Tambangraya Megah Tbk PT	241,913	363,924
Indosat Tbk PT	159,438	73,957
Media Nusantara Citra Tbk PT	1,155,100	113,166
Panin Financial Tbk PT (a)	1,029,200	18,659
		626,791
Ireland — 0.1%
Adient plc	1,052	88,357
Bank of Ireland Group plc (a)	15,904	130,273
Bank of Ireland Group plc - LSE Shares (a)	100,641	824,507

18

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

CRH plc	3,199	$121,641
CRH plc - BATS Europe Shares	6,132	232,092
DCC plc	8,272	803,635
Experian plc	40,526	814,156
Irish Bank Resolution Corp., Ltd. (a) (c) (h)	38,180	—
Irish Continental Group plc	47,164	315,249
Paddy Power Betfair plc	6,008	599,560
Paddy Power Betfair plc - LSE Shares	6,360	631,545
Permanent TSB Group Holdings plc (a)	150,413	328,971
Ryanair Holdings plc - SPADR (a)	2,537	267,451
		5,157,437
Isle of Man — 0.0%
Playtech plc	17,844	219,785

Italy — 0.2%
Banca IFIS SpA	15,918	871,164
Banca Monte dei Paschi di Siena SpA (a) (c)	2,294	30,665
Banco BPM SpA (a)	321,006	1,333,890
BPER Banca	7,027	42,024
Credito Valtellinese SC (a)	87,591	421,101
Davide Campari-Milano SpA	25,590	185,856
Ferrari NV	2,134	236,185
Intesa Sanpaolo SpA	241,758	854,916
Luxottica Group SpA	29,827	1,669,290
Piaggio & C SpA	74,403	233,278
Saipem SpA (a)	140,108	605,016
Tamburi Investment Partners SpA	125,023	875,278
UniCredit SpA (a)	65,786	1,401,100
Unione di Banche Italiane SpA	59,800	310,685
		9,070,448
Japan — 7.5%
Aeon Delight Co., Ltd.	1,200	45,195
AEON Financial Service Co., Ltd.	5,800	121,652
Alfresa Holdings Corp.	29,800	546,420
Amano Corp.	177,700	4,206,398
Asatsu-DK, Inc.	166,100	4,695,989
Azbil Corp.	276,000	11,869,202
BML, Inc.	381,200	8,159,164
Bridgestone Corp.	7,364	334,413
Bunka Shutter Co., Ltd.	405,500	3,037,141
Casio Computer Co., Ltd.	8,100	114,171
Coca-Cola Bottlers Japan, Inc.	3,993	129,616
Cosmos Pharmaceutical Corp.	1,464	326,595
CyberAgent, Inc.	9,494	278,314
Dai-ichi Life Holdings, Inc.	74,900	1,346,562
Daifuku Co., Ltd.	3,000	148,061
Daiichikosho Co., Ltd.	19,300	922,971
Daiwa House Industry Co., Ltd.	3,000	103,651
Daiwa Securities Group, Inc.	36,318	205,926
DMG Mori Co., Ltd.	11,762	211,290

19

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

East Japan Railway Co.	10,800	$997,697
Fuji Media Holdings, Inc.	39,600	563,998
FUJIFILM Holdings Corp.	34,500	1,345,073
Fukuda Denshi Co., Ltd.	3,800	281,713
Fukuoka Financial Group, Inc.	17,000	78,662
Fukushima Industries Corp.	46,500	1,716,914
Hakuhodo DY Holdings, Inc.	841,300	11,060,744
Hitachi, Ltd.	217,031	1,530,922
Hogy Medical Co., Ltd.	161,600	11,490,799
Hoshizaki Corp.	600	52,768
Inpex Corp.	6,510	69,382
Isetan Mitsukoshi Holdings, Ltd.	36,100	378,385
ITOCHU Corp.	7,400	121,251
Japan Airlines Co., Ltd.	20,090	680,038
Japan Post Holdings Co., Ltd.	36,700	433,648
Japan Steel Works, Ltd. (The)	256,100	5,903,971
Japan Tobacco, Inc.	3,617	118,572
JFE Holdings, Inc.	20,200	394,934
Kamigumi Co., Ltd.	88,000	2,042,745
Kao Corp.	14,500	854,963
KDDI Corp.	1,200	31,659
Kirin Holdings Co., Ltd.	70,400	1,657,548
Kubota Corp.	8,300	151,172
Kurita Water Industries, Ltd.	485,100	14,016,225
Kyocera Corp.	12,100	748,953
LIXIL Group Corp.	27,100	719,749
Maeda Corp.	12,000	146,668
Marui Group Co., Ltd.	6,800	97,460
Matsumotokiyoshi Holdings Co., Ltd.	1,700	114,029
Mebuki Financial Group, Inc.	40,781	157,727
Miraca Holdings, Inc.	205,700	9,570,143
Mitsubishi Corp.	293,300	6,821,475
Mitsubishi Estate Co., Ltd.	45,855	797,927
Mitsubishi Heavy Industries, Ltd.	13,000	514,184
Mitsubishi Logistics Corp.	9,500	236,498
Mitsubishi UFJ Financial Group, Inc.	35,123	228,222
Mitsui & Co., Ltd.	512,500	7,580,583
Mitsui Fudosan Co., Ltd.	499,400	10,838,976
Mizuho Financial Group, Inc.	379,100	664,779
Morita Holdings Corp.	3,300	51,308
MS&AD Insurance Group Holdings, Inc.	38,737	1,250,213
Nakanishi, Inc.	158,900	7,189,326
Namco Bandai Holdings, Inc.	382,000	13,108,113
NEC Corp.	18,200	493,591
Nexon Co., Ltd. (a)	2,708	70,710
NH Foods, Ltd.	6,000	165,080
Nikon Corp.	32,700	567,433
Nippon Signal Company, Ltd.	4,000	43,048
Nippon Suisan Kaisha, Ltd.	44,700	250,638
Nippon Telegraph & Telephone Corp.	41,400	1,898,656
Nippon Television Holdings, Inc.	27,920	490,685
Nissan Chemical Industries, Ltd.	4,800	169,053
Nissan Motor Co., Ltd.	11,000	108,996

20

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

Nohmi Bosai, Ltd.	51,300	$809,774
Nomura Co., Ltd.	3,900	86,724
Nomura Holdings, Inc.	101,800	570,396
Noritz Corp.	129,300	2,324,923
NTT Data Corp.	93,900	1,005,078
NTT Urban Development Corp.	35,800	356,600
Obayashi Corp.	80,700	968,140
Obic Co., Ltd.	1,900	119,657
OKUMA Corp.	265,200	14,542,424
OMRON Corp.	2,800	142,617
Onward Holdings Co., Ltd.	26,000	197,670
Organo Corp.	74,000	1,834,216
Otsuka Holdings Co., Ltd.	6,500	258,337
Rakuten, Inc.	10,125	110,496
Renesas Electronics Corp. (a)	28,700	313,147
Resona Holdings, Inc.	183,200	941,437
Rinnai Corp.	15,200	1,303,887
Ryohin Keikaku Co., Ltd.	500	147,358
Sanshin Electronics Co., Ltd.	31,800	472,071
Sapporo Holdings, Ltd.	254,300	6,862,484
Sawai Pharmaceutical Co., Ltd.	1,800	102,257
SCSK Corp.	3,000	127,339
Secom Co., Ltd.	124,500	9,081,207
Sekisui Chemical Co., Ltd.	6,400	126,039
Sekisui Jushi Corp.	3,100	57,483
Senko Group Holdings Co., Ltd.	8,800	62,771
Seven & I Holdings Co., Ltd.	27,700	1,069,894
Seven Bank, Ltd.	3,067,100	11,071,543
Shimizu Corp.	42,900	475,956
Shiseido Co., Ltd.	7,700	309,125
SHO-BOND Holdings Co., Ltd.	1,300	74,064
Sinko Industries, Ltd.	117,700	1,973,317
SK Kaken Co., Ltd.	58,000	4,731,748
SoftBank Group Corp.	8,500	687,056
Sompo Holdings, Inc.	14,500	565,416
Sony Corp.	15,869	590,668
Square Enix Holdings Co., Ltd.	21,821	823,097
Subaru Corp.	4,100	148,008
Sumitomo Chemical Co., Ltd.	48,000	300,166
Sumitomo Dainippon Pharma Co., Ltd.	13,400	174,473
Sumitomo Electric Industries, Ltd.	13,700	224,027
Sumitomo Mitsui Financial Group, Inc.	28,900	1,111,715
Sumitomo Mitsui Trust Holdings, Inc.	20,855	753,599
Sumitomo Realty & Development Co., Ltd.	2,476	74,998
Sumitomo Warehouse Co., Ltd. (The)	1,283,000	8,544,840
Suntory Beverage & Food, Ltd.	2,500	111,424
Takeuchi Manufacturing Co., Ltd.	451,400	9,456,241
TDK Corp.	1,600	109,228
TechnoPro Holdings, Inc.	1,700	80,545
Temp Holdings Co., Ltd.	5,900	137,817
Toei Co., Ltd.	108,200	12,023,771
Tohoku Electric Power Co., Inc.	46,000	585,379
TOKAI Corp. - Gifu	142,400	6,094,526

21

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

Tokio Marine Holdings, Inc.	4,300	$168,432
Tokyo Electron, Ltd.	1,200	184,991
Tokyo Gas Co., Ltd.	5,000	122,608
Toray Industries, Inc.	60,600	588,032
Toyo Seikan Kaisha Group Holdings, Ltd.	21,300	356,234
Toyo Suisan Kaisha, Ltd.	7,000	257,280
Toyo Tire & Rubber Co., Ltd.	6,690	150,574
Toyota Industries Corp.	8,454	486,416
Toyota Motor Corp.	26,808	1,600,422
TV Asahi Holdings Corp.	560,100	11,193,442
Ushio, Inc.	5,300	70,780
West Japan Railway Co.	36,500	2,538,755
Yamada Denki Co., Ltd.	83,800	458,008
Yamato Holdings Co., Ltd.	21,000	424,289
Zenkoku Hosho Co., Ltd.	2,953	124,098
ZOJIRUSHI Corp.	139,800	1,341,323
		283,163,594
Lebanon — 0.0%
Solidere - GDR (a) (c) (d)	38,451	307,352

Luxembourg — 0.1%
ArcelorMittal (a)	138,449	3,574,263
d'Amico International Shipping SA (a)	782,994	250,105
Kernel Holding SA	42,651	650,032
Stabilus SA	8,176	742,039
Tenaris SA	7,103	100,677
		5,317,116
Malaysia — 0.1%
AEON Credit Service M Berhad	15,600	47,432
AirAsia Berhad	1,593,322	1,301,795
AWC Berhad	23,349	5,757
CSC Steel Holdings Berhad	18,728	7,640
Dufu Technology Corp. Berhad	477,462	152,950
Econpile Holdings Berhad	226,500	163,668
Genting Malaysia Berhad	377,910	481,708
George Kent Malaysia Berhad	237,262	172,633
Hartalega Holdings Berhad	46,400	76,582
Hong Leong Financial Group Berhad	29,239	114,858
Insas Berhad	482,400	112,744
Lii Hen Industries Berhad	12,800	11,167
Malakoff Corp. Berhad	583,100	147,765
Malaysian Pacific Industries Berhad	59,400	188,728
OSK Holdings Berhad	463,348	175,610
Padini Holdings Berhad	261,227	281,630
Sime Darby Berhad	267,303	571,393
Top Glove Corp. Berhad	41,800	54,940
TRC Synergy Berhad	429,577	80,997
Uchi Technologies Berhad	25,300	15,565

22

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

Unisem M Berhad	238,300	$213,086
		4,378,648
Mexico — 0.1%
America Movil SAB de CV, Series L - ADR	7,117	126,327
Cemex SAB de CV - SPADR (a)	155,877	1,415,363
Consorcio ARA SAB de CV, Series C	742,637	257,741
Corp. Inmobiliaria Vesta SAB de CV	112,100	159,686
Grupo Aeroportuario del Centro Norte SAB de CV	7,692	42,549
Grupo Carso SAB de CV, Series A	67,941	268,220
Grupo Herdez SAB de CV, Series C	83,585	199,668
Grupo Mexico SAB de CV, Series B	57,521	176,164
Industrias Bachoco SAB de CV, Series B	41,170	228,164
Megacable Holdings SAB de CV (UNIT)	33,077	137,775
Qualitas Controladora SAB de CV	107,909	177,300
Rassini SAB de CV	39,616	169,559
Telesites SAB de CV (a)	8,652	6,661
		3,365,177
Monaco — 0.0%
Navios Maritime Acquisition Corp.	28,342	34,577
Scorpio Tankers, Inc.	185,784	637,239
		671,816
Netherlands — 0.3%
Akzo Nobel NV	13,774	1,271,950
ASML Holding NV	1,378	235,075
Astarta Holding NV (a)	66,213	961,759
Boskalis Westminster NV - CVA	14,218	497,303
HAL Trust	1,429	277,447
Heineken Holding NV	626	58,873
Heineken NV	13,543	1,340,436
Koninklijke (Royal) KPN NV	290,911	999,146
Koninklijke Ahold Delhaize NV	32,228	602,874
Koninklijke Philips NV	23,086	954,866
Randstad Holding NV	2,178	134,879
Royal Dutch Shell plc, Class A - BATS Europe Shares	1,583	47,704
Royal Dutch Shell plc, Class A - Quote MTF Shares	22,691	686,159
Royal Dutch Shell plc, Class B	27,467	844,661
Yandex NV, Class A (a)	46,832	1,543,114
		10,456,246
New Zealand — 0.0%
Spark New Zealand, Ltd.	52,392	138,305

Norway — 0.1%
DNB ASA	18,506	372,935
Golden Ocean Group, Ltd. (a)	75,963	598,490
Norwegian Finans Holding ASA (a)	22,601	256,816
Schibsted ASA, Class A	7,724	199,015

23

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

Schibsted ASA, Class B	7,916	$186,877
Statoil ASA	24,137	484,195
		2,098,328
Pakistan — 0.0%
Askari Bank, Ltd.	328,382	59,360
Bank Alfalah, Ltd. (a)	83,500	33,637
Bank of Punjab (The) (a)	1,654,894	155,910
Faysal Bank, Ltd. (a)	332,215	70,724
Honda Atlas Cars Pakistan, Ltd.	16,205	82,983
Indus Motor Co., Ltd.	3,600	58,426
National Bank of Pakistan	141,653	66,028
Nishat Chunian, Ltd.	158,439	82,132
Pakistan Telecommunication Co., Ltd.	194,348	27,731
Pioneer Cement, Ltd.	37,009	31,938
		668,869
Panama — 0.0%
Copa Holdings SA, Class A	2,084	259,521

Peru — 0.0%
Alicorp SAA	64,426	182,952

Philippines (The) — 0.1%
ABS-CBN Holdings Corp. - PDR	885,687	706,659
Cebu Air, Inc.	75,265	162,531
Cosco Capital, Inc.	148,092	24,732
DMCI Holdings, Inc.	1,090,532	334,653
Energy Development Corp.	148,748	16,460
Globe Telecom, Inc.	10,424	420,710
Jollibee Foods Corp.	50,707	243,353
Lopez Holdings Corp.	2,705,176	321,925
Manila Water Co., Inc.	115,300	70,043
Semirara Mining & Power Corp.	372,974	343,087
SM Investments Corp.	22,577	392,791
		3,036,944
Poland — 0.0%
LPP SA	11	24,771

Qatar — 0.0%
Barwa Real Estate Co.	6,084	53,591
United Development Co. QSC	14,230	58,107
		111,698
Russia — 1.1%
Aeroflot - Russian Airlines PJSC (a) (c)	34,653	110,774
Aeroflot - Russian Airlines PJSC MOEX	238,825	763,449

24

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

Bank St Petersburg PJSC	294,485	$284,713
Etalon Group, Ltd. - GDR (d)	447,220	1,849,255
Europlan PJSC (a)	19,635	238,733
Federal Grid Co. Unified Energy System PJSC (a) (c)	1,724,887,830	5,133,266
Gazprom PAO (a) (c)	2,593,636	5,495,054
Gazprom PAO - SPADR	965,124	4,043,870
Gazprom PJSC - SPADR	43,385	181,805
Global Ports Investments plc - GDR (a)	79,698	342,301
Lenta, Ltd. (a)	184,214	1,138,443
Lenta, Ltd. - GDR (a)	42,196	260,956
Lukoil PJSC - SPADR	34,112	1,805,564
Mail.Ru Group, Ltd. - GDR (a)	42,231	1,391,934
MD Medical Group Investments plc - GDR (d)	24,637	258,688
MegaFon PJSC - GDR (d)	6,960	79,973
MMC Norilsk Nickel PJSC	977	168,817
MMC Norilsk Nickel PJSC - ADR	12,781	220,026
Moscow Exchange MICEX-RTS PJSC (c)	820,228	1,650,431
NOVATEK OAO - GDR (d)	1,066	125,054
Polymetal International plc	9,721	109,682
Protek PJSC (c)	470,855	899,827
Rosneft PJSC - GDR (d)	78,073	433,699
RusHydro PJSC (c)	53,537,777	799,426
RusHydro PJSC - ADR	4,148,798	5,954,073
Sberbank of Russia PJSC (c)	1,883,207	6,303,945
Sberbank PAO - SPADR - OTC Shares	72,497	1,033,506
Sistema JSFC - SPGDR - LSE Shares (d)	17,823	85,551
Sistema PJSC FC (c)	50,742	11,711
Sollers PJSC (a)	21,802	218,172
Synergy PJSC (a)	7,943	85,419
TMK PJSC	5,007	5,979
TMK PJSC - GDR (d)	65,557	313,504
United Co. RUSAL plc	269,782	204,286
X5 Retail Group NV - GDR (a)	15,195	682,128
		42,684,014
Singapore — 0.2%
GL, Ltd.	81,200	50,890
Golden Agri-Resources, Ltd.	21,763,400	6,018,472
Great Eastern Holdings, Ltd.	34,337	638,510
Haw Par Corp., Ltd.	11,379	100,544
United Overseas Bank, Ltd.	12,112	209,898
		7,018,314
South Africa — 0.2%
African Phoenix Investments, Ltd. (a)	3,640,881	169,540
Anglo American Platinum, Ltd. (a)	3,734	95,143
Barloworld, Ltd.	9,755	89,721
Discovery, Ltd.	38,151	396,746
Gold Fields, Ltd.	259,544	1,122,056
Gold Fields, Ltd. - SPADR	98,471	424,410
Hosken Consolidated Investments, Ltd.	57,312	556,483
Impala Platinum Holdings, Ltd. (a)	863,614	1,976,947

25

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

Kumba Iron Ore, Ltd.	18,869	$307,832
Liberty Holdings, Ltd.	60,132	467,915
MiX Telematics, Ltd. - SPADR	5,063	50,225
Montauk Holdings, Ltd.	68,797	165,203
MTN Group, Ltd.	7,360	67,664
Naspers, Ltd.	906	197,773
Net 1 UEPS Technologies, Inc. (a)	10,454	101,822
Niveus Investments, Ltd.	46,961	135,441
Novus Holdings, Ltd.	313	151
Peregrine Holdings, Ltd.	41,735	90,314
Raubex Group, Ltd.	95,363	139,450
Rebosis Property Fund, Ltd.	144,798	118,146
Remgro, Ltd.	20,592	312,562
Reunert, Ltd.	8,945	44,734
Sibanye Gold, Ltd.	759,300	849,774
Telkom SA SOC, Ltd.	140,241	614,062
Tsogo Sun Holdings, Ltd.	68,846	103,031
		8,597,145
South Korea — 0.6%
ABco Electronics Co., Ltd.	2,674	16,883
Chong Kun Dang Pharmaceutical Corp.	4,886	463,118
CJ O Shopping Co., Ltd.	3,228	558,357
CKD Bio Corp.	2,634	46,630
Daehan Steel Co., Ltd.	17,592	172,889
Daewon Pharmaceutical Co., Ltd.	7,158	111,570
Daihan Pharmaceutical Co., Ltd.	5,200	157,503
Daou Technology, Inc.	3,368	52,093
Dong-Ah Geological Engineering Co., Ltd.	9,228	98,776
DongKook Pharmaceutical Co., Ltd.	1,073	54,367
Dongwha Pharm Co., Ltd.	18,996	142,186
DY Corp.	4,164	26,405
EVERDIGM Corp.	15,503	143,783
F&F Co., Ltd.	6,673	239,163
Farmsco	9,697	99,076
GnCenergy Co., Ltd.	2,662	22,792
GS Home Shopping, Inc.	2,206	418,197
Hana Financial Group, Inc.	5,231	216,638
HanmiGlobal Co., Ltd.	3,219	28,960
Hanwha Chemical Corp.	29,702	844,672
Hanwha Corp.	20,823	800,822
Hanwha General Insurance Co., Ltd.	27,105	190,435
Hite Jinro Co., Ltd.	4,164	95,765
HwaSung Industrial Co., Ltd.	11,307	138,335
Hyundai Elevator Co., Ltd.	2,261	98,709
Hyundai Marine & Fire Insurance Co., Ltd.	1,804	71,465
Hyundai Mobis Co., Ltd.	454	95,140
Hyundai Motor Co.	34,656	4,558,000
Hyundai Telecommunication Co., Ltd.	18,942	152,313
Interpark Holdings Corp.	42,399	158,073
Jeju Air Co., Ltd.	352	10,984
Komelon Corp.	685	5,647
Korea Aerospace Industries, Ltd.	995	38,082

26

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

Korea Autoglass Corp.	10,099	$160,075
Korea Real Estate Investment & Trust Co., Ltd.	134,236	388,044
Korea United Pharm, Inc.	10,210	198,154
Kortek Corp.	5,108	60,531
KT Corp.	123,523	3,148,083
KT Corp. - SPADR	136,058	1,887,124
KT Skylife Co., Ltd.	1	13
Kwangju Bank Co., Ltd.	17,488	185,599
Kyungdong Pharm Co., Ltd.	2,994	50,037
LF Corp.	12,630	282,998
LG Corp.	3,380	238,181
LOTTE Himart Co., Ltd.	8,046	461,942
Lotte Shopping Co., Ltd. (c)	790	170,876
Meritz Fire & Marine Insurance Co., Ltd.	22,248	479,356
Modetour Network, Inc.	16,245	344,097
MonAmi Co., Ltd.	10,990	29,077
PSK, Inc.	22,120	460,580
S-1 Corp.	1,650	128,511
Samjin Pharmaceutical Co., Ltd.	6,505	185,625
Samsung Electronics Co., Ltd.	559	1,256,469
Samsung Fire & Marine Insurance Co., Ltd.	489	119,719
Samsung SDI Co., Ltd.	289	50,321
Seohan Co., Ltd.	68,983	126,561
SFA Engineering Corp.	23,575	853,157
Shinhan Financial Group Co., Ltd.	20,097	886,611
SK Hynix, Inc.	20,387	1,480,494
Sungdo Engineering & Construction Co., Ltd.	20,048	118,533
Sungwoo Hitech Co., Ltd.	25,141	133,339
Visang Education, Inc.	7,070	66,699
		24,278,634
Spain — 0.4%
Acerinox SA	33,634	484,983
Amadeus IT Group SA, Class A	184,157	11,986,551
Banco Bilbao Vizcaya Argentaria SA	9,742	86,823
Banco Santander SA	51,680	360,816
Bankia SA	143,869	693,929
Fomento de Construcciones y Contratas SA (a)	19,126	191,692
Grifols SA	8,522	248,283
Industria de Diseno Textil SA	17,027	641,671
Inmobiliaria Colonial SA	3,490	34,659
Inmobiliaria del Sur SA	3,996	53,224
Mediaset Espana Comunicacion SA	26,122	295,094
Realia Business SA (a)	186,386	242,573
Viscofan SA	9,794	600,518
		15,920,816
Sri Lanka — 0.0%
Dialog Axiata plc	2,607,343	205,774

Sweden — 0.2%
Assa Abloy AB, Class B	98,487	2,253,625

27

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

Investor AB, Class B	6,275	$310,680
Kinnevik AB, Class B	2,430	79,390
Modern Times Group AB, Class B	8,920	323,556
Nordea Bank AB	30,426	413,295
Sandvik AB	51,566	890,672
Svenska Handelsbanken AB	91,001	1,375,502
Swedish Match AB	6,848	240,403
Telefonaktiebolaget LM Ericsson, Class B	56,461	325,787
		6,212,910
Switzerland — 0.4%
Adecco Group AG	13,814	1,075,832
Cie Financiere Richemont SA	12,805	1,170,295
Cie Financiere Richemont SA - JSE Shares	14,537	132,226
DKSH Holding AG	1,488	126,563
Garmin, Ltd.	5,006	270,174
Geberit AG	3,662	1,732,413
Glencore plc (a)	183,604	841,677
Helvetia Holding AG	199	108,166
Logitech International SA	22,514	820,952
Nestle SA	26,679	2,234,403
Novartis AG	25,171	2,159,957
Roche Holding AG	7,728	1,972,816
Sonova Holding AG	2,953	501,040
TE Connectivity, Ltd.	10,477	870,220
UBS Group AG	48,319	825,826
		14,842,560
Taiwan — 0.8%
Accton Technology Corp.	267,000	861,160
Acter Co., Ltd.	9,717	54,349
Addcn Technology Co., Ltd.	15,685	120,877
Advanced International Multitech Co., Ltd.	122,337	172,022
Ampire Co., Ltd.	263,546	152,863
Avita Corp.	42,000	60,432
Bionime Corp.	24,652	44,468
Bothhand Enterprise, Inc.	21,000	46,459
Chang Type Industrial Co., Ltd.	11,630	17,101
Charoen Pokphand Enterprise	175,931	373,927
Chia Chang Co., Ltd.	17,000	13,223
Chian Hsing Forging Industrial Co., Ltd.	62,818	154,745
China General Plastics Corp.	271,975	271,143
China Man-Made Fiber Corp.	664,537	186,760
China Motor Corp.	17,000	15,006
Chong Hong Construction Co., Ltd.	87,397	201,205
Chroma ATE, Inc.	76,000	268,517
Compeq Manufacturing Co., Ltd.	48,653	53,041
Darfon Electronics Corp.	203,745	175,410
Delta Electronics, Inc.	37,363	192,675
E Ink Holdings, Inc.	242,000	341,213
Feedback Technology Corp.	11,000	26,547
Globe Union Industrial Corp.	176,514	105,987

28

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

Grand Pacific Petrochemical	679,813	$510,195
Great Wall Enterprise Co., Ltd.	23,807	25,127
Hannstar Board Corp.	197,605	100,280
Hanpin Electron Co., Ltd.	82,735	84,611
Hon Hai Precision Industry Co., Ltd. - GDR (d)	29,660	208,154
Hong YI Fiber Industry Co.	173,689	132,577
Hotron Precision Electronic Industrial Co., Ltd.	77,223	118,241
Huang Hsiang Construction Corp.	75,871	69,871
International Games System Co., Ltd.	77,037	425,210
Jarllytec Co., Ltd.	35,174	60,984
K Laser Technology, Inc.	208,513	105,199
King's Town Bank Co., Ltd.	13,000	13,742
Mag Layers Scientific-Technics Co., Ltd.	20,865	45,526
Mercuries & Associates Holding, Ltd.	24,000	17,754
Merry Electronics Co., Ltd.	139,640	880,025
Namchow Chemical Industrial Co., Ltd.	54,000	108,279
Nang Kuang Pharmaceutical Co., Ltd.	25,351	30,313
Nishoku Technology, Inc.	75,097	171,808
PChome Online, Inc.	20,116	103,367
Powertech Technology, Inc.	231,000	666,919
Radiant Opto-Electronics Corp.	339,000	796,207
Ruentex Industries, Ltd.	75,642	112,250
Sampo Corp.	234,000	113,826
Sinmag Equipment Corp.	31,400	159,603
Sinon Corp.	63,000	35,907
Sunrex Technology Corp. (c)	125,564	75,154
Syncmold Enterprise Corp.	75,462	173,078
T3EX Global Holdings Corp.	62,143	52,668
Taiwan PCB Techvest Co., Ltd.	51,871	54,576
Taiwan Semiconductor Co., Ltd.	62,000	111,884
Taiwan Semiconductor Manufacturing Co., Ltd.	69,000	496,257
Taiwan Semiconductor Manufacturing Co., Ltd. - SPADR	474,291	17,809,627
Teco Electric and Machinery Co., Ltd.	275,689	247,038
Topoint Technology Co., Ltd.	111,475	77,343
Tripod Technology Corp.	184,000	639,443
TYC Brother Industrial Co., Ltd.	150,850	160,971
United Integrated Services Co., Ltd.	141,190	239,252
United Orthopedic Corp.	30,269	69,559
Universal Vision Biotechnology Co., Ltd.	145,935	128,519
Walton Advanced Engineering, Inc.	343,311	167,014
Wistron Corp.	971,018	779,033
Wowprime Corp.	52,972	280,877
Yungtay Engineering Co., Ltd.	135,000	251,419
Zeng Hsing Industrial Co., Ltd.	40,024	173,801
		30,992,618
Thailand — 0.2%
Advanced Info Service PCL, Class F	94,312	540,138
AgriPure Holdings plc	137,646	11,474
Ananda Development PCL, Class F	1,538,238	260,601
Asia Plus Group Holdings PCL, Class F	351,196	40,438
Bangchak Corp. PCL, Class F	296,782	355,960
Bangkok Bank PCL	43,669	244,258

29

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

Bangkok Bank PCL - Foreign Registered Shares	125,607	$734,434
Beauty Community PCL, Class F	484,600	232,492
BEC World PCL	134,800	65,884
GFPT PCL	396,400	236,533
Kasikornbank PCL, Class F	16,600	106,519
KGI Securities Thailand PCL	1,414,395	175,580
Land and Houses PCL - Foreign Registered Shares	450,655	134,453
MBK PCL, Class F	2,491,438	1,396,998
MCS Steel PCL, Class F	204,700	102,503
Mega Lifesciences PCL, Class F	27,962	31,651
Padaeng Industry PCL, Class F	248,959	168,710
Quality Houses PCL, Class F	2,760,985	228,495
Sansiri PCL, Class F	8,613,997	588,903
SPCG PCL, Class F	319,199	195,252
Syntec Construction PCL, Class F	1,130,300	205,047
		6,056,323
Turkey — 0.1%
Aksigorta AS (a)	188,380	162,539
BIM Birlesik Magazalar AS	7,544	157,317
Ford Otomotiv Sanayi AS	33,269	425,786
KOC Holding AS	101,640	466,623
Tekfen Holding AS	338,274	1,111,604
Tofas Turk Otomobil Fabrikasi AS	15,976	138,490
Trakya Cam Sanayii AS	226,589	231,209
Turkiye Garanti Bankasi AS	30,363	82,559
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (a)	45,851	257,276
		3,033,403
Ukraine — 0.1%
MHP SA - GDR - OTC Shares (d)	457,053	5,120,176

United Arab Emirates — 0.0%
Al Waha Capital PJSC	82,382	38,603
Dubai Investments PJSC	382,701	241,777
		280,380
United Kingdom — 4.3%
3i Group plc	139,991	1,712,925
Admiral Group plc	32,073	781,466
AMEC Foster Wheeler plc	26,782	182,878
Anglo American plc - LSE Shares	83,299	1,495,451
Associated British Foods plc	1,826	78,190
AstraZeneca plc	2,416	161,065
Auto Trader Group plc (b)	27,601	145,186
Aviva plc	22,976	158,572
BAE Systems plc	105,310	891,247
Barclays plc	3,834,466	9,950,439
Barratt Developments plc	20,318	167,320
Belmond, Ltd., Class A (a)	74,350	1,014,878

30

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

BHP Billiton plc	40,568	$714,749
BP plc	338,251	2,162,660
British American Tobacco plc	1,358	84,903
BT Group plc	3,552,495	13,515,770
Bunzl plc	47,463	1,442,873
Capita plc	78,497	594,360
Carnival plc	11,454	728,850
Centrica plc	16,182	40,553
Close Brothers Group plc	5,996	118,607
CNH Industrial NV - ISE Shares	113,335	1,361,074
Compass Group plc	84,277	1,789,271
ConvaTec Group plc (b)	233,350	856,720
Daily Mail & General Trust plc, Class A	33,561	291,673
Devro plc	54,731	174,737
Diageo plc	296,801	9,757,172
Dixons Carphone plc	32,331	83,888
DS Smith plc	14,556	96,152
easyJet plc	19,809	323,393
EI Group plc (a)	62,250	114,897
Ferroglobe plc	9,805	129,034
Ferroglobe plc - ENT (c) (h)	17,904	—
Fiat Chrysler Automobiles NV - NYSE Shares (a)	22,528	403,477
Flybe Group plc (a)	736,045	365,612
G4S plc	234,765	875,628
Gem Diamonds, Ltd. (a)	172,876	185,932
GKN plc	48,240	223,926
GVC Holdings plc	35,753	393,355
Hansteen Holdings plc - REIT	48,359	89,442
Hays plc	320,838	814,382
HomeServe plc	85,481	953,049
Howden Joinery Group plc	114,942	664,454
HSBC Holdings plc - LSE Shares	20,992	207,222
HSBC Holdings plc - SEHK Shares	69,373	681,887
Hummingbird Resources plc (a)	322,316	153,867
IG Group Holdings plc	52,077	447,356
IMI plc	4,555	75,961
Inchcape plc	13,720	158,679
Informa plc	49,105	442,643
InterContinental Hotels Group plc	221,505	11,688,975
International Consolidated Airlines Group SA	1,637,425	13,024,446
International Personal Finance plc	80,080	225,197
Intertek Group plc	101,005	6,748,977
ITV plc	351,201	822,252
J D Wetherspoon plc	9,661	162,554
John Wood Group plc	7,711	70,322
Jupiter Fund Management plc	43,553	322,205
Just Eat plc (a)	43,424	389,348
Liberty Global plc, Class A (a)	27,759	941,308
Liberty Global plc, Class C (a)	31,844	1,041,299
Liberty Global plc LiLAC, Class A (a)	6,733	159,976
Liberty Global plc LiLAC, Class C (a)	11,692	272,424
LivaNova plc (a)	6,298	441,238
Lloyds Banking Group plc	20,455,200	18,566,682

31

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

Luceco plc (b)	35,143	$107,839
McCarthy & Stone plc (b)	38,639	77,407
Merlin Entertainments plc (b)	148,534	887,254
Michael Kors Holdings, Ltd. (a)	8,929	427,253
Michelmersh Brick Holdings plc	514,885	655,609
Micro Focus International plc - ADR (a)	3,481	111,044
Moneysupermarket.com Group plc	60,936	259,756
National Express Group plc	19,868	94,223
National Grid plc	21,310	263,830
Nex Group plc	98,835	877,324
Next plc	3,743	263,853
Non-Standard Finance plc (b)	100,146	106,468
Old Mutual plc - LSE Shares	82,082	213,854
Pagegroup plc	69,085	461,000
Paragon Group of Co. plc	61,472	362,183
Pendragon plc	476,717	204,396
Petrofac, Ltd.	5,968	36,067
Pets at Home Group plc	78,481	224,758
Provident Financial plc	25,030	278,980
Reckitt Benckiser Group plc	71,783	6,559,155
RELX plc	55,568	1,219,086
Rightmove plc	28,409	1,539,959
Rio Tinto plc	23,869	1,111,086
Rockhopper Exploration plc (a)	384,603	128,859
Rolls Royce Holdings plc - LSE Shares	84,947	1,009,841
Rotork plc	26,285	91,832
Royal Bank of Scotland Group plc (a)	67,525	242,818
Sage Group plc (The)	936,445	8,771,556
Serco Group plc (a)	331,697	512,930
Sky plc	18,142	222,576
Smith & Nephew plc	17,536	317,080
Spectris plc	16,145	521,442
SSP Group plc	121,805	877,418
St James's Place plc	26,945	414,231
Stagecoach Group plc	99,257	227,238
Standard Chartered plc - LSE (a)	42,155	418,988
TalkTalk Telecom Group plc	64,847	182,188
Taylor Wimpey plc	29,157	76,385
TechnipFMC plc (a)	3,497	96,967
Tesco plc (a)	473,270	1,187,008
Thomas Cook Group plc	476,787	768,716
TP ICAP plc	3,227	22,674
Travis Perkins plc	2,164	41,992
Tungsten Corp. plc (a)	35,421	31,085
Unilever plc	211,258	12,228,032
Vodafone Group plc	206,249	577,718
WH Smith plc	26,517	718,206
Willis Towers Watson plc	5,893	908,877
Worldpay Group plc (b)	92,235	503,046
WPP plc	31,500	584,691
		161,161,806

32

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

Vietnam — 0.1%
Luks Group Vietnam Holdings Co., Ltd.	1,682,000	$579,276
Masan Group Corp.	609,730	1,477,443
		2,056,719
Total Foreign Common Stocks (Cost $995,323,528)		1,182,190,504
Total Common Stocks (Cost $1,517,170,617)		1,808,625,572

Participation Notes — 0.7%
Citigroup Global Markets Holdings Inc., Midea Group Co., Ltd., Equity Linked Notes, Expiring 02/08/18 (China) (b) (c)	65,600	437,378
HSBC Bank plc, Gree Electric Appliances, Inc., Equity Linked Notes, Expiring 12/04/18 (China) (b) (c)	103,600	591,109
HSBC Bank plc, Hangzhou Robam Appliances Co., Equity Linked Notes, Expiring 06/20/19 (China) (b) (c)	674,850	4,292,507
HSBC Bank plc, Henan Shuanghui Investment & Development Co., Ltd., Equity Linked Notes, Expiring 06/12/23 (China) (b) (c)	417,400	1,564,621
HSBC Bank plc, New China Life Insurance Co., Ltd., Equity Linked Notes, Expiring 06/06/22 (China) (b) (c)	14,100	120,512
HSBC Bank plc, Yunda Holding Co., Ltd., Equity Linked Notes, Expiring 09/09/19 (China) (b) (c)	285,527	1,980,717
HSBC Bank plc, Yunda Holding Co., Ltd., Equity Linked Notes, Expiring 11/23/20 (China) (b) (c)	58,055	402,731
Morgan Stanley Asia Products Limited, Midea Group Co., Ltd., Equity Linked Notes, Expiring 07/03/18 (China) (b) (c)	429,500	2,863,626
UBS AG, Beijing Originwater Technology Co., Ltd., Equity Linked Notes, Expiring 04/13/18 (China) (b) (c)	374,448	1,015,368
UBS AG, Hangzhou Hikvision Digital Technology Co. Ltd., Equity Link Notes, Expiring 07/10/18 (China) (b) (c)	144,362	696,780
UBS AG, Huadong Medicine Group Co., Ltd., Equity Linked Notes, Expiring 01/10/18 (China) (b) (c)	481,260	3,557,228
UBS AG, Midea Group Co., Ltd., Equity Linked Notes, Expiring 01/10/18 (China) (b) (c)	821,224	5,475,387
UBS AG, Yunda Holding Co., Ltd., Equity Linked Notes, Expiring 12/18/17 (China) (b) (c)	328,364	2,277,879
Total Participation Notes (Cost $18,243,423)		25,275,843

	Number of Contracts	Value

Right — 0.0%
Hanwha Non Life Insurance Co., Expiring 11/02/17 (South Korea) (a) (c) (Cost $0)	6,213	4,540

Warrants — 0.1%
American International Group, Inc., Expiring 01/19/21 (United States) (a)	67,366	1,347,320
Bank of America Corp., Expiring 10/28/18 (United States) (a)	36,122	28,222
Bank of America Corp., Expiring 01/16/19 (United States) (a)	109,493	1,449,687
Capital One Financial Corp., Expiring 11/14/18 (United States) (a)	2,534	108,025
Citigroup, Inc., Expiring 01/04/19 (United States) (a)	130,399	15,022
d'Amico International Shipping SA, Expiring 06/30/22 (Luxembourg) (a)	228,133	22,649
JPMorgan Chase & Co., Expiring 10/28/18 (United States) (a)	4,719	254,826

33

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Contracts	Value

OSK Holdings Berhad, Expiring 07/22/20 (Malaysia) (a)	84,460	$5,501
PNC Financial Services Group, Inc. (The), Expiring 12/31/18 (United States) (a)	6,025	405,844
Tamburi Investment Partners SpA, Expiring 06/30/20 (Italy) (a)	9,533	17,689
Wells Fargo & Co., Expiring 10/28/18 (United States) (a)	11,122	239,790
Total Warrants (Cost $2,563,004)		3,894,575

	Principal Amount	Value

Convertible Bonds — 0.0%

Industrial — 0.0%
Scorpio Tankers, Inc. (b) 2.375%, 07/01/19	$67,000	60,175

Materials — 0.0%
TerraVia Holdings, Inc. (e) 5.000%, 10/01/19	501,400	50,140
Total Convertible Bonds (Cost $279,732)		110,315

US Treasury Bonds/Notes — 8.3%
US Treasury Inflation Indexed Note 1.125%, 01/15/21	6,534,966	6,794,958
US Treasury Inflation Indexed Note 0.125%, 04/15/21	21,896,280	21,964,706
US Treasury Inflation Indexed Note 0.625%, 07/15/21	35,874,213	36,872,164
US Treasury Inflation Indexed Note 0.125%, 01/15/22	12,513,347	12,552,541
US Treasury Inflation Indexed Note 0.125%, 07/15/22	33,137,026	33,295,940
US Treasury Note 1.625%, 04/30/19	41,792,000	41,909,540
US Treasury Note 1.375%, 05/31/20	45,470,000	45,226,665
US Treasury Note 2.250%, 03/31/21	19,703,000	20,052,420
US Treasury Note 1.750%, 04/30/22	35,267,000	35,047,959
US Treasury Note 1.500%, 03/31/23	34,015,000	33,114,134
US Treasury Note 2.500%, 05/15/24	3,585,000	3,666,783
US Treasury Note 2.125%, 05/15/25	4,400,000	4,371,469
US Treasury Note 2.000%, 11/15/26	19,620,000	19,119,537
Total US Treasury Bonds/Notes (Cost $315,426,964)		313,988,816

34

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

Acquired Funds — 20.5%

Exchange-Traded Funds (ETFs) — 3.9%
Energy Select Sector SPDR Fund	573,000	$39,239,040
Financial Select Sector SPDR Fund	754,000	19,498,440
Vanguard FTSE Europe ETF	1,518,700	88,585,771
		147,323,251
Private Investment Funds (f) — 16.6%
Adage Capital Partners, LP (a) (c) (g) (h)		49,946,505
Canyon Value Realization Fund, LP (a) (c) (g) (h)		87,644,612
Convexity Capital Offshore, LP (a) (c) (g) (h)		22,399,925
Cumulus Fund, Ltd. (a) (c) (g) (h)	70,379	40,428,066
Farallon Capital Institutional Partners, LP (a) (c) (g) (h)		3,380,708
GSA Trend Fund, Ltd. (a) (c) (g) (h)	552,831	47,464,757
Honeycomb Partners, LP (a) (c) (g) (h)		61,149,969
Hudson Bay International, Ltd. (a) (c) (g) (h)	22,500	23,995,625
Lansdowne Developed Markets Fund, Ltd. (a) (c) (g) (h)	223,619	141,065,329
Latimer Light Partners, LP (a) (c) (g) (h)		48,421,844
Man AHL Short Term Trading Limited (a) (c) (g) (h)	19,713,233	20,079,207
OZ Domestic Partners, LP (a) (c) (g) (h)		244,256
QVT Roiv Hldgs Onshore, Ltd. (a) (c) (g) (h)	3,114	3,008,410
Soroban Cayman Fund, Ltd. (a) (c) (g) (h)	29,782	54,584,045
Tessera Offshore Fund, Ltd. (a) (c) (g) (h)	2,500	26,495,549
		630,308,807
Total Acquired Funds (Cost $655,557,197)		777,632,058

Publicly Traded Limited Partnerships — 0.0%
KKR & Co., LP	19,309	392,552
Lazard Ltd.	22,015	995,518
Total Publicly Traded Limited Partnerships (Cost $1,516,147)		1,388,070

Preferred Stocks — 0.2%
Banco ABC Brasil SA, 6.13% (Brazil)	42,223	235,169
Banco ABC Brasil SA - ENT, 6.13% (Brazil) (a)	1,513	8,279
Banco do Estado do Rio Grande do Sul SA, 3.91% (Brazil)	35,566	198,091
Bancolombia SA, 2.76% (Colombia)	22,733	261,499
Centrais Eletricas Brasileiras SA, 7.42% (Brazil)	512,500	3,671,637
Cia Ferro Ligas da Bahia - FERBASA, 10.23% (Brazil)	33,300	159,080
Hyundai Motor Co., Ltd., 4.00% (South Korea)	1,525	136,538
Hyundai Motor Co., Ltd., 4.33% (South Korea)	697	57,081
Itausa - Investimentos Itau SA, 5.29% (Brazil)	52,174	181,703
Porsche Automobil Holding SE, 1.87% (Germany)	4,301	274,995
Samsung SDI Co., Ltd., 1.36% (South Korea)	1,555	2,808,774
Saraiva SA Livreiros Editores, 4.04% (Brazil)	55,100	77,766
Sberbank of Russia PJSC, 3.84% (Russia)	107,320	290,543

35

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
September 30, 2017

	Number of Shares	Value

Volkswagen AG, 1.50% (Germany)	4,803	$783,380
Total Preferred Stocks (Cost $7,867,312)		9,144,535

	Number of Units	Value

Disputed Claims Receipt — 0.0%
AMR Corp. (a) (c) (g) (h) (Cost $0)	260,322	390,483

	Principal Amount	Value

Short-Term Investments — 19.0%

Repurchase Agreement — 8.2%
Fixed Income Clearing Corp. issued on 09/29/17 (proceeds at maturity $311,247,967) (collateralized by US Treasury Notes, due 11/15/26 through 02/15/27 with a total par value of $322,870,000 and a total market value of $317,471,985) 0.120%, 10/02/17 (Cost $311,244,855)	$311,244,855	311,244,855

US Treasury Bills (i) — 10.8%
US Treasury Bill, due on 12/07/17 (j) (k)	30,000,000	29,946,100
US Treasury Bill, due on 12/14/17 (j)	40,000,000	39,922,742
US Treasury Bill, due on 12/21/17 (j) (l)	30,000,000	29,934,167
US Treasury Bill, due on 12/28/17 (j)	75,000,000	74,811,046
US Treasury Bill, due on 01/04/18 (j) (k)	60,000,000	59,838,978
US Treasury Bill, due on 02/01/18 (l)	5,000,000	4,982,039
US Treasury Bill, due on 02/15/18 (j) (k) (l)	100,000,000	99,593,889
US Treasury Bill, due on 03/01/18 (j)	20,000,000	19,906,875
US Treasury Bill, due on 03/15/18 (j)	50,000,000	49,737,201
Total US Treasury Bills (Cost $408,600,043)		408,673,037
Total Short-Term Investments (Cost $719,844,898)		719,917,892

36

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2017

	Number of Shares	Value
Total Purchased Options — 0.0% (Cost $2,280,720)		1,126,356
Total Investments — 96.5% (Cost $3,240,750,014)		3,661,499,055
Other Assets in Excess of Liabilities — 3.5%		132,269,886

Net Assets — 100.0%		$3,793,768,941

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2017	Unrealized Appreciation
	Long Financial Futures Contracts
	Equity-Related
773	December 2017 S&P 500 e-Mini Index	$95,865,352	$97,247,265	$1,381,913
156	December 2017 MSCI EAFE	15,350,575	15,431,520	80,945

				1,462,858

				1,462,858
	Short Financial Futures Contracts
	Foreign Currency-Related
(1,057)	December 2017 Japanese Yen	(120,159,959)	(117,855,500)	2,304,459
	Equity-Related
(182)	December 2017 Mini MSCI Emerging Market	(9,929,283)	(9,912,630)	16,653

				$3,783,970

Forward Currency Contracts

				Contract Amount

Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Depreciation

11/17/2017	Goldman Sachs International	USD	27,000,000	CNH	191,701,500	$(1,788,146)
01/17/2018	Goldman Sachs International	USD	27,000,000	CNH	191,088,500	(1,579,680)
05/04/2018	Barclays Bank plc	USD	6,000,000	CNH	42,516,000	(316,620)
05/29/2018	Goldman Sachs International	USD	8,000,000	CNH	56,540,000	(387,420)
07/12/2018	Goldman Sachs International	USD	6,000,000	CNH	41,828,400	(188,498)
07/27/2018	Goldman Sachs International	USD	17,000,000	CNH	117,257,500	(332,635)
08/22/2018	Goldman Sachs International	USD	5,000,000	CNH	34,145,000	(39,365)
						(4,632,364)

37

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2017

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Appreciation/ (Depreciation)

Total Return Swap Contracts

Long Total Return Swap Contracts
07/30/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus a specified spread	Alphas Managed Accounts Platform LXV Limited - Clinton Quantitative Segregated Portfolio (h)	USD	Monthly	$96,910,941	$1,529,902
07/30/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus a specified spread	Alphas Managed Accounts Platform LXII Limited - KCP Long Segregated Portfolio (h)	USD	Monthly	209,540,145	4,406,099
07/30/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus a specified spread	Alphas Managed Accounts Platform LXII Limited - KCP Short Segregated Portfolio (h)	USD	Monthly	30,000,000	(2,688,907)
07/30/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus a specified spread	Alphas Managed Accounts Platform LXIII Limited - KGCP Long Segregated Portfolio (h)	USD	Monthly	77,952,302	1,438,288
07/30/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus a specified spread	Alphas Managed Accounts Platform LXIII Limited - KGCP Short Segregated Portfolio (h)	USD	Monthly	30,000,000	(876,237)
07/30/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus a specified spread	Alphas Managed Accounts Platform LXVI Limited - Welton Nexus Segregated Portfolio (h)	USD	Monthly	42,928,675	(874,888)

							$2,934,257

38

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2017

In accordance with the amendments to Regulation S-X, the following table represents a portion of the underlying total return swaps in the Clinton Quantitative Segregated Portfolio total return basket swap as of September 30, 2017:

Security Description	Units	Net Unrealized Appreciation/ (Depreciation) (m)	Percent of Net Assets (n)
AGL Energy Ltd	191,742	$(192,994)	(0.20%)
Airbus SE	(19,309)	(165,077)	(0.17%)
Ambev SA	(460,351)	(195,437)	(0.20%)
Apple Inc	(39,264)	(118,537)	(0.12%)
Applied Materials Inc	26,638	165,397	0.17%
B3 SA - Brasil Bolsa Balcao	(496,561)	(325,715)	(0.33%)
Banco Bradesco SA	152,557	252,653	0.26%
BYD Electronic International Co.	453,131	199,751	0.20%
CarMax Inc	(14,261)	(117,548)	(0.12%)
Catcher Technology Co Ltd	141,536	(379,143)	(0.39%)
China Mengniu Dairy Co Ltd	(510,237)	(247,962)	(0.25%)
China Overseas Land & Investment Ltd.	(802,485)	119,503	0.12%
China Shenhua Energy Co Ltd	844,687	(134,011)	(0.14%)
Cia Hering	101,115	119,203	0.12%
Country Garden Holdings Co Ltd	1,688,525	467,699	0.48%
Covestro AG	21,021	163,944	0.17%
Dentsu Inc	(37,112)	118,274	0.12%
DexCom Inc	(23,000)	314,329	0.32%
Faurecia	19,182	197,275	0.20%
Fibria Celulose SA	127,096	232,959	0.24%
Galaxy Entertainment Group Ltd	246,954	192,935	0.20%
Geely Automobile Holdings Ltd	500,191	144,187	0.15%
Grupo Financiero Banorte SAB de CV	597,978	124,780	0.13%
Guangzhou Automobile Group Co	704,013	200,151	0.20%
Haseko Corp	61,326	121,667	0.12%
Hitachi Ltd	438,623	483,546	0.49%
Hypermarcas SA	(192,119)	(141,449)	(0.14%)
International Game Technology plc	54,454	162,861	0.17%
Itau Unibanco Holding SA	(233,313)	(206,284)	(0.21%)
Itausa - Investimentos Itau SA	799,946	129,423	0.13%
Kirin Holdings Co Ltd	60,941	189,525	0.19%
Localiza Rent a Car SA	131,046	394,329	0.40%
Lojas Renner SA	(142,683)	(402,596)	(0.41%)
Magazine Luiza SA	39,138	229,924	0.23%
Matsumotokiyoshi Holdings Co L	5,750	148,906	0.15%
OPKO Health Inc	(213,134)	(136,263)	(0.14%)
Relo Group Inc	(28,618)	(131,613)	(0.13%)
Santen Pharmaceutical Co Ltd	(56,040)	(151,723)	(0.15%)
Santos Ltd	(576,200)	(217,884)	(0.22%)
Schaeffler AG	77,574	141,495	0.14%
SMC Corp/Japan	3,308	171,421	0.17%
Smiles SA	41,047	180,046	0.18%
Start Today Co Ltd	20,474	120,814	0.12%
Suzano Papel e Celulose SA	211,666	136,960	0.14%
Suzuki Motor Corp	22,145	354,047	0.36%
Via Varejo SA	216,254	319,263	0.32%
WEG SA	(237,389)	(185,578)	(0.19%)
Yahoo Japan Corp	(300,514)	(167,279)	(0.17%)
Yaskawa Electric Corp	(25,346)	(118,589)	(0.12%)
Zhongsheng Group Holdings Ltd	443,829	145,314	0.15%

39

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2017

In accordance with the amendments to Regulation S-X, the following table represents the underlying total return swaps in the KCP Long Segregated Portfolio total return basket swap as of September 30, 2017:

Security Description	Units	Net Unrealized Appreciation/ (Depreciation) (m)	Percent of Net Assets (n)
Russell 2000 Index	33,569	$10,242,724	4.79%
S&P 500 Index	118,580	47,585,725	22.23%
S&P Midcap 400 Index	27,478	7,608,460	3.56%

In accordance with the amendments to Regulation S-X, the following table represents the underlying total return swaps in the KGCP Long Segregated Portfolio total return basket swap as of September 30, 2017:

Security Description	Units	Net Unrealized Appreciation/ (Depreciation) (m)	Percent of Net Assets (n)
DJ STOXX Large 200	12,273	$108,357	0.14%
DJ STOXX Small 200	8,177	613,750	0.77%
Emerging Markets EMEA Index	3,447	185,137	0.23%
MSCI Australia NR	627	341,937	0.43%
MSCI Canada NR Index	545	343,698	0.43%
MSCI China NR	69,425	334,763	0.42%
MSCI EM Latin America	1,585	199,484	0.25%
MSCI Emerging Markets	8,674	727,461	0.92%
MSCI Emerging Markets Asia	14,801	2,108,620	2.66%
MSCI Europe Net Total Return	33,170	1,692,188	2.13%
MSCI Hong Kong NR Index	135	320,046	0.40%
MSCI International Denmark Net Index	165	26,798	0.03%
MSCI International Norway Net Index	184	49,574	0.06%
MSCI International Sweden Net Index	159	159,827	0.20%
MSCI Japan NR	400,331	1,730,289	2.18%
MSCI Singapore NR	128	82,016	0.10%
MSCI Switzerland NR	845	342,479	0.43%
MSCI United Kingdom NR	328	753,793	0.95%
MSCI USA Index	6,286	7,266,446	9.15%
Russell 2000 Index	9,163	1,672,459	2.11%
S&P 500 Index	5,871	300,958	0.38%
S&P Midcap 400 Index	7,547	1,146,373	1.44%
Topix Index	51,680	26,585	0.03%
Topix Small Index	19,939	120,192	0.15%

In accordance with the amendments to Regulation S-X, the following table represents a portion of the underlying total return swaps in the Welton Nexus Segregated Portfolio total return basket swap as of September 30, 2017:

Security Description	Units	Net Unrealized Appreciation/ (Depreciation) (m)	Percent of Net Assets (n)
Adidas AG	6,674	$(40,273)	(0.10%)
Airbus SE	(15,896)	(104,987)	(0.25%)
Allianz SE	6,705	39,353	0.09%
Almirall SA	(32,105)	33,771	0.08%
Arkema SA	10,705	86,561	0.21%
Auto Trader Group plc	147,017	69,682	0.17%
Barclays plc	(576,710)	(47,017)	(0.11%)
Berkeley Group Holdings plc	27,027	79,993	0.19%
Boskalis Westmin	(26,129)	(36,834)	(0.09%)
Brenntag AG	(27,048)	(67,853)	(0.16%)
Bureau Veritas SA	(58,685)	(63,893)	(0.15%)
Cineworld Group plc	79,336	67,387	0.16%
Cobham plc	(289,200)	(38,201)	(0.09%)
Continental AG	(5,934)	(54,479)	(0.13%)
Dassault Aviation SA	418	35,052	0.08%
Deutsche Lufthansa AG	27,451	34,063	0.08%

40

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2017

Security Description	Units	Net Unrealized Appreciation/ (Depreciation) (m)	Percent of Net Assets (n)
Deutsche Telekom AG	(81,105)	$(54,713)	(0.13%)
Evonik Industries AG	(28,488)	(37,480)	(0.09%)
Fortum Oyj	(43,907)	(51,375)	(0.12%)
Heidelbergcement AG	(14,677)	(74,305)	(0.18%)
Imperial Brands plc	29,740	(54,873)	(0.13%)
Industnia de piseno Textil SA	(38,577)	34,617	0.08%
Infineon Technologies AG	(43,887)	(37,757)	(0.09%)
Investor AB	30,412	84,752	0.20%
ISS A/S	(37,434)	(57,670)	(0.14%)
John Wood Group plc	(163,705)	(122,378)	(0.29%)
Just Eat plc	(166,327)	37,892	0.09%
Legal And General Group plc	427,862	48,098	0.11%
Merck	11,666	(37,824)	(0.09%)
Natixis SA	179,812	65,354	0.16%
Omv AG	14,443	37,640	0.09%
Panalpina Welttransport Holding AG	(4,245)	(51,509)	(0.12%)
Pearson plc	(143,500)	(82,360)	(0.20%)
Persimmon plc	43,150	82,103	0.20%
Qinetiq Group plc	204,489	59,185	0.14%
Randstad Holding NV	(24,345)	(37,178)	(0.09%)
Renault SA	14,186	43,666	0.10%
Rexel SA	(51,135)	(53,543)	(0.13%)
Rheinmetall AG	12,590	56,050	0.13%
Royal Dutch Shell plc	49,808	90,260	0.21%
Skanska AB	(64,460)	(86,068)	(0.20%)
Sodexo SA	(12,141)	(78,922)	(0.19%)
Spectris plc	15,235	36,950	0.09%
Svenska Cellulosa AB	177,001	91,261	0.22%
Sydbank A/S	20,756	52,320	0.12%
Taylor Wimpey plc	572,273	66,636	0.16%
Vedanta Resources plc	(51,040)	(43,426)	(0.10%)
Victrex plc	31,632	38,339	0.09%
Volvo AB	64,125	67,702	0.16%
Zalando SE	(30,154)	(50,246)	(0.12%)

41

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2017

OTC Options Contracts Outstanding at September 30, 2017

Description	Counter- party	Strike Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased option contracts

Puts
S&P 500 Index	Jefferies & Co., Inc.	2,485	11/17/2017	USD	58,300	$1,126,356	$2,280,720	$(1,154,364)

ADR	American Depositary Receipt
ASE	American Stock Exchange
BATS	Better Alternative Trading System
CNH	Yuan Renminbi Offshore
CVA	Certification Van Aandelen
EAFE	Europe, Australasia, and Far East
ENT	Entitlement Shares
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
ISE	Italian Stock Exchange
JSE	Johannesburg Stock Exchange
LIBOR	London Interbank Offered Rate
LSE	London Stock Exchange
MOEX	Moscow Exchange
MSCI	Morgan Stanley Capital International
MTF	Multilateral Trading Facility
NYSE	New York Stock Exchange
OTC	Over-the-Counter
PDR	Philippine Depositary Receipt
REIT	Real Estate Investment Trust
SEHK	Stock Exchange of Hong Kong
SPADR	Sponsored ADR
SPGDR	Sponsored GDR
TSX	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
USD	US Dollar

*	Approximately 9.5% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, swaps, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures approved by the board of trustees.
(c)	Security is valued in good faith under procedures established by the board of trustees. The aggregate amount of securities fair valued amounts to $680,934,236, which represents 17.9% of the fund's net assets.
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.
(e)	Security in default.
(f)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2017. These positions are therefore grouped into their own industry classification.
(g)	Restricted Securities. The following restricted securities were held by the fund as of September 30, 2017, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of trustees. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

42

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2017

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
Adage Capital Partners, LP	US Equity	07/01/16	$40,000,000	$49,946,505
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 - 04/03/06	23,797,935	87,644,612
Convexity Capital Offshore, LP	Relative Value	02/16/06 - 04/01/13	32,058,353	22,399,925
Cumulus Fund, Ltd.	Macro Energy	09/01/16 - 03/01/17	53,000,000	40,428,066
Farallon Capital Institutional Partners, LP	Multi-Strategy	01/01/13	2,525,747	3,380,708
GSA Trend Fund, Ltd.	Trend Following	09/01/16 - 12/01/16	55,000,000	47,464,757
Honeycomb Partners, LP	Long-Short Global	07/01/16 - 07/03/17	51,000,000	61,149,969
Hudson Bay International, Ltd.	Relative Value	07/01/14	22,501,946	23,995,625
Lansdowne Developed Markets Fund, Ltd.	Long-Short Global	06/01/06 - 04/01/13	88,096,421	141,065,329
Latimer Light Partners, LP	Long-Short Global	10/01/15 - 01/01/16	47,479,807	48,421,844
Man AHL Short Term Trading Limited	Currency Trading	08/01/16	20,000,000	20,079,207
OZ Domestic Partners, LP	Multi-Strategy	09/30/03	782,078	244,256
QVT Roiv Hldgs Onshore, Ltd.	Multi-Strategy	01/05/16	3,114,245	3,008,410
Soroban Cayman Fund, Ltd.	Long-Short Global	07/01/16 - 07/01/17	48,400,000	54,584,045
Tessera Offshore Fund, Ltd.	Long-Short US Small-Cap	01/01/17	25,000,000	26,495,549
				630,308,807
Disputed Claims Receipt
AMR Corp.		12/09/13	—	390,483

Total (16.6% of Net Assets)				$630,699,290

(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(j)	Security or a portion thereof is pledged as collateral for swap contracts.
(k)	Security or a portion thereof is held as initial margin for financial futures contracts.
(l)	Security or a portion thereof is pledged as collateral for forward currency contracts.
(m)	The net unrealized appreciation/depreciation amount represents appreciation/depreciation of the individual total return swaps underlying the MAF investment.
(n)	The percent of net assets represents the net unrealized appreciation/depreciation of the individual underlying total return swaps as a percent of the ending notional amount of the MAF investment.

43

TIFF MULTI-ASSET FUND	September 30, 2017
NOTES TO SCHEDULE OF INVESTMENTS
(UNAUDITED)

1.	Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of September 30, 2017, TIP consisted of two mutual funds, TIFF Multi-Asset Fund ("MAF" or the "fund") and TIFF Short-Term Fund, each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The schedule of investments and notes presented here relate only to MAF.

Investment Objective

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2.	Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (‘‘NASDAQ’’) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Over-the-counter ("OTC") stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange. Short-term debt securities having a remaining maturity of less than one year are valued at amortized cost using straight-line amortization, which approximates fair value, and short-term debt securities having a remaining maturity of greater than one year are valued at amortized cost using yield to maturity amortization. Exchange-traded and OTC options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value. The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIP board of trustees (the "board").

44

The fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the TIP Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at ‘‘fair value.’’ MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the board. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

45

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

The following is a summary of the inputs used as of September 30, 2017 in valuing the fund’s assets and liabilities carried at fair value:

TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$795,472,535	$1,013,153,037	$—	$1,808,625,572
Participation Notes	—	25,275,843	—	25,275,843
Rights*	—	4,540	—	4,540
Warrants*	3,848,736	45,839	—	3,894,575
Convertible Bonds	—	110,315	—	110,315
US Treasury Bonds/Notes	313,988,816	—	—	313,988,816
Exchange-Traded Funds	147,323,251	—	—	147,323,251
Private Investment Funds	—	—	630,308,807	630,308,807
Publicly Traded Limited Partnerships	1,388,070	—	—	1,388,070
Preferred Stocks*	—	9,144,535	—	9,144,535
Disputed Claims Receipt	—	—	390,483	390,483
Short-Term Investments	719,917,892	—	—	719,917,892
Purchased Options	1,126,356	—	—	1,126,356
Total Investments in Securities	1,983,065,656	1,047,734,109	630,699,290	3,661,499,055
Financial Futures Contracts - Equity Risk	1,479,511	—	—	1,479,511
Financial Futures Contracts - Foreign Currency Risk	2,304,459	—	—	2,304,459
Swap Contracts - Equity Risk	—	—	7,374,289	7,374,289
Total Other Financial Instruments	3,783,970	—	7,374,289	11,158,259
Total Assets	$1,986,849,626	$1,047,734,109	$632,229,192	$3,672,657,314
Liabilities
Forward Currency Contracts - Foreign Currency Risk	—	(4,632,364)	—	(4,632,364)
Swap Contracts - Equity Risk	—	—	(4,440,032)	(4,440,032)
Total Other Financial Instruments	—	(4,632,364)	(4,440,032)	(9,072,396)
Total Liabilities	$—	$(4,632,364)	$(4,440,032)	$(9,072,396)

*	Securities categorized as Level 2 primarily include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.
+	There are securities in this category that have a market value of zero and are categorized as Level 3.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the fund. This does not include transfers between Level 1 investments and Level 2 investments due to the fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described earlier within Note 1, international fair value pricing of securities occurs on certain portfolio securities when available. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The fund recognizes transfers into and transfers out of the valuation levels at the beginning of the reporting period.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

46

Investments in Securities	Balance as of December 31, 2016	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2017	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 09/30/17 for the period ended 09/30/17
Common Stocks*	$-	$-	$3,712,321	$-	$-	$-	$(3,712,321)	$-	$-
Disputed Claims Receipt	471,183	-	(80,700)	-	-	-	-	390,483	(80,700)
Private Investment Funds	608,111,181	2,370,387	35,250,933	89,900,000	(105,323,694)	-	-	630,308,807	35,250,933
Swap Contracts	(955,842)	34,479,337	3,890,099	7,591,371,928	(7,625,851,265)	-	-	2,934,257	8,117,608
Total	$607,626,522	$36,849,724	$42,772,653	$7,681,271,928	$(7,731,174,959)	$-	$(3,712,321)	$633,633,547	$43,287,841

* There are Common Stocks categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies and procedures established by the board, and the TIP Valuation Committee, which was established to serve as an agent of the board. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.

The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the board on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks and Disputed Claims Receipt. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the board. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.

Swap Contracts. The swap contracts held expose MAF to the returns, either positive or negative, of special purpose vehicles (SPVs) that hold actively managed portfolios of marketable investments. The SPVs were created by Morgan Stanley Capital Services LLC, the swap counterparty, and are valued daily by the administrators of the SPVs based on the value of the assets held by the SPVs. Although independently received on a daily basis, the fund does not have the transparency to view the underlying inputs which support the value. Significant changes in the value would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. The fund is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

47

The valuation techniques and significant observable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of September 30, 2017	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average
Common Stocks	$—	Last market price	Discount(%)	100%	100%
Disputed Claims Receipt	390,483	Corporate action model	Future claim awards	—	—
Private Investment Funds	630,308,807	Adjusted net asset value	Manager estimates	(3.30)% - 2.57%	(0.66)%
			Market returns*	(40.06)% - 2.00%	0.18%

* Weighted by estimated exposure to chosen indices or exchange-traded funds.

The following are descriptions of the sensitivity of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks and Disputed Claims Receipt. The methodology and unobservable inputs in the above chart reflect the methodology and significant unobservable inputs of securities held at period ended September 30, 2017. The discount for lack of marketability used to determine fair value may include other factors such as liquidity or credit risk. An increase (decrease) in the discount would result in a lower or higher fair value measurement.

Private Investment Funds. The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended September 30, 2017. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher(lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher or lower fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or "gating" provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency	Redemption Notice Period
US Equity (a)	$49,946,505	quarterly	60 days
Multi-Strategy (b)	94,277,986	daily (93%)	2 days
Long-Short Global (c)	305,221,187	monthly (46%), quarterly (20%), semi-annually (18%), 3 year rolling (16%)	45-90 days
Relative Value (d)	46,395,550	quarterly	65-90 days
Macro Energy (e)	40,428,066	monthly	30 days
Trend Following (f)	47,464,757	daily	2 days
Currency Trading (g)	20,079,207	daily	30 days
Long-Short US Small-Cap (h)	26,495,549	quarterly	45 days
Total	$630,308,807

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(a)	This strategy primarily comprises long positions in US common stock.
(b)	This strategy primarily comprises capital allocated to various strategies based on risk and return profiles. This strategy includes $6,633,374 of redemption residuals that are illiquid.
(c)	This strategy primarily comprises long and short positions in global common stocks.
(d)	This strategy primarily seeks to exploit price differences between similar securities through both long and short positions.
(e)	This strategy primarily comprises long and short positions in commodity related instruments, with a key input being weather forecasts.
(f)	This strategy primarily comprises long and short investments in commodity, equity index, currency, and fixed income futures, based on trailing price movements.
(g)	This strategy primarily comprises long and short positions in currency pairs.
(h)	This strategy primarily comprises long and short positions in in US small-cap common stocks.

3.	Derivatives and Other Financial Instruments

During the period ended September 30, 2017, the fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, and total return swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for ‘‘hedging’’ when TIFF Advisory Services, Inc. ("TAS") or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets but also on market conditions, which are out of control of TAS or the money manager.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund's policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (‘‘covered’’) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Financial Futures Contracts

The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund's fixed income holdings to targeted levels.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

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A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (‘‘initial margin’’). An outstanding futures contract is valued daily, and the payment in cash of ‘‘variation margin’’ will be required, a process known as ‘‘marking to the market.’’ Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as ‘‘contract markets’’ by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices (2) to gain exposure, both long and short, to the total returns of individual stocks and bonds and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers' evolving views of the expected risk/reward of the trade.

The fund maintained six swap contracts in order to indirectly gain exposure to the investment strategies of selected investment advisors. With Morgan Stanley Capital Services LLC as the counterparty, MAF entered into a total return swap with respect to each investment strategy to which it sought exposure. Under each swap, MAF receives the return (or pays , if the return is negative) of a special purpose vehicle that invests in accordance with the applicable strategy and pays one-month Libor + an additional interest rate. The six strategies held at period end are described below.

KCP Long Segregated Portfolio:

The typical portfolio construction is a US focused long portfolio. The long portfolio is passive equity exposure (primarily S&P 500, S&P 400, and Russell 2000).

KCP Short Segregated Portfolio:

The typical portfolio construction is a US focused short portfolio with specific positions selected by the manager.

KGCP Long Segregated Portfolio:

The typical portfolio construction is a global looking long portfolio. The long portfolio is passive equity exposure (primarily MSCI ACWI and MSCI USA).

KGCP Short Segregated Portfolio:

The typical portfolio construction is a global focused short portfolio with specific positions selected by the manager.

Welton Nexus Segregated Portfolio:

The typical portfolio construction is a market neutral statistical arbitrage strategy in which computers attempt to identify and take advantage of small mispricings between stocks across North America and Europe.

Clinton Quantitative Segregated Portfolio:

The typical portfolio construction is a market neutral statistical arbitrage strategy in which computers attempt to identify and take advantage of small mispricings between stocks across North American, Latin America, Europe and Asia.

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Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular ‘‘notional amount’’ or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a ‘‘basket’’ of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.

A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.

Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position.

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Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an ‘‘underlying instrument’’) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write ‘‘covered’’ call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

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Forward Currency Contracts

At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The fund must also post an additional amount of margin of 50% of the value of the short sale. Additional margin may be required as the value of the borrowed security fluctuates. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In ‘‘short selling,’’ the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Interest Only Securities

The fund may invest in interest only securities ("IOs"), which entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. With respect to mortgage-backed IOs, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

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Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund's derivative instruments grouped by contract type and primary risk exposure category as of September 30, 2017. These derivatives are not accounted for as hedging instruments.

The following table lists the fair values of the fund's derivative holdings as of September 30, 2017, grouped by contract type and risk exposure category:

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Derivative Type	Statement of Assets and Liabilities and Location	Foreign Currency Risk	Quarterly Average %**	Equity Risk	Quarterly Average %**	Total
Asset Derivatives

Purchased Options	Investments, at value	$—	—%	$1,126,356	0.03%	$1,126,356
Swap Contracts	Swap contracts, at value	—	—%	7,374,289	0.10%	7,374,289
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	—	0.01%	—	%	—
Financial Futures Contracts	Variation margin*	2,304,459	0.04%	1,479,511	0.01%	3,783,970
Total Value - Assets		$2,304,459		$9,980,156		$12,284,615

Liability Derivatives

Swap Contracts	Swap contracts, at value	—	—%	(4,440,032)	0.10%	(4,440,032)
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	(4,632,364)	0.05%	—	%	(4,632,364)
Financial Futures Contracts	Variation margin*	—	0.02%	—	0.01%	—
Total Value - Liabilities		$(4,632,364)		$(4,440,032)		$(9,072,396)

* Cumulative appreciation (depreciation) of futures contracts is reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

** The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2016 to and including September 30, 2017, the applicable fair value amount was divided by net assets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these four percentages.

4.	Federal Tax Information

For federal income tax purposes, the cost of securities owned at September 30, 2017 has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of securities, the aggregate gross unrealized appreciation/(depreciation), and the net unrealized appreciation/(depreciation) on securities, other than proceeds from securities sold short, at September 30, 2017, are as follows:

Fund - TIFF Multi-Asset Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Investments
Investments in Securities	$520,848,767	$(273,606,090)	$247,242,676	$3,411,870,564

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Derivatives
Financial Futures Contracts	$3,783,970	$(43,904)	$3,740,066	$43,904
Forward Currency Contracts	—	(5,382,228)	(5,382,228)	749,864
Swap contracts	17,020,469	(4,440,032)	12,580,437	(9,646,180)

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The difference between the tax cost of securities and the cost of securities for GAAP purposes is primarily due to the tax treatment of wash sale losses, income/losses from underlying partnerships, distributions from real estate investment trusts, and mark-to-market of investments in passive foreign investment companies.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2017.

5.	Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.

In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian's books cash and/or liquid securities in an amount equal to the amount of the fund's obligation (cost) to repurchase the securities, including accrued interest.

The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of September 30, 2017:

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received	Net Amount
Fixed Income Clearing Corp.	$311,244,855	$—	$(311,244,855)	$—
Total	$311,244,855	$—	$(311,244,855)	$—

Please see Note 3, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.

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6.	Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund's assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.

7.	Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

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TIFF Short-Term Fund / schedule of investments (UNAUDITED)
September 30, 2017

	Principal Amount	Value

Investments — 100.3% of net assets

Short-Term Investments — 100.3%

Repurchase Agreement — 1.6%
Fixed Income Clearing Corp. issued on 09/29/17 (proceeds at maturity $1,206,232) (collateralized by US Treasury Notes, due 02/15/27 with a total par value of $1,235,000 and a total market value of $1,232,862) 0.120%, 10/02/17 (Cost $1,206,220)	$1,206,220	$1,206,220

US Treasury Bills (a) — 98.7%
US Treasury Bill, due on 11/02/17	4,000,000	3,996,570
US Treasury Bill, due on 11/09/17	2,000,000	1,997,823
US Treasury Bill, due on 11/24/17	5,000,000	4,992,357
US Treasury Bill, due on 11/30/17	13,000,000	12,977,033
US Treasury Bill, due on 12/07/17	1,000,000	998,000
US Treasury Bill, due on 12/28/17	17,000,000	16,954,102
US Treasury Bill, due on 01/04/18	10,000,000	9,970,409
US Treasury Bill, due on 02/01/18	22,000,000	21,916,227
US Treasury Bill, due on 03/15/18	2,000,000	1,990,555

Total US Treasury Bills — 98.7% (Cost $75,792,163)		75,793,076

Total Short-Term Investments (Cost $76,998,383)		76,999,296

Total Investments — 100.3% (Cost $76,998,383)		76,999,296

Liabilities in Excess of Other Assets — (0.3)%		(231,154)

Net Assets — 100.0%		$76,768,142

(a) Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

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TIFF SHORT-TERM FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2017

1. Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of September 30, 2017, TIP consisted of two mutual funds, TIFF Multi-Asset Fund ("MAF") and TIFF Short-Term Fund ("STF" or the "fund"), each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The schedule of investments and notes presented here relate only to STF.

Investment Objective

STF's investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2. Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Short-term debt securities having a remaining maturity of less than one year are valued at amortized cost using straight-line amortization, which approximates fair value, and short-term debt securities having a remaining maturity of greater than one year are valued at amortized cost using yield to maturity amortization.

Fair value is defined as the price that the fund could reasonable expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

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Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

During the period ended September 30, 2017, all of the fund’s investments were valued using Level 1 inputs and, as a result, there were no transfers between any of the fair value hierarchy levels.

3. Federal Tax Information

For federal income tax purposes, the cost of securities owned at September 30, 2017 has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of securities, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, at September 30, 2017, are as follows:

Fund - TIFF Short-Term Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
Investments in Securities	$914	$—	$914	$76,998,383

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of September 30, 2017.

4. Repurchase Agreements

The fund will engage in repurchase transactions under the terms of master repurchase agreements with parties approved by TAS.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty.

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Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received	Net Amount
Fixed Income Clearing Corp.	$1,206,220	$—	$(1,206,220)	$—
Total	$1,206,220	$—	$(1,206,220)	$—

5. Concentration of Risks

The fund may engage in transactions with counterparties, including but not limited to repurchase agreements. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

From time to time, a fund may have members that hold significant portions of the fund’s outstanding shares. Investment activities of such members could have a material impact on the fund. As of September 30, 2017, TAS, the advisor to the fund, owned 41% of STF.

6. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

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Item 2. Controls and Procedures.

(a) The registrant's Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ( the “1940 Act”) (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to filing of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of the Chief Executive Officer and Chief Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIFF Investment Program

By:	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	11/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J.Flannery
Richard J.Flannery, President and Chief Executive Officer

Date	11/29/17

By:	/s/ Katherine M. Billings
Katherine M. Billings, Treasurer and Chief Financial Officer

Date	11/29/17